American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
November 30, 2025

Avantis Responsible Emerging Markets Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.5%
Brazil — 4.9%
Allos SA	20,404	108,254
Alpargatas SA, Preference Shares	8,100	17,405
Ambev SA, ADR(1)	98,753	250,833
Americanas SA(2)	92	103
Anima Holding SA	500	356
Armac Locacao Logistica E Servicos SA	100	90
Auren Energia SA	11,500	26,521
Automob Participacoes SA(2)	299	706
Axia Energia, ADR(1)	19,264	226,352
Axia Energia, Class B Preference Shares	4,600	57,945
Azzas 2154 SA	3,228	17,308
B3 SA - Brasil Bolsa Balcao	38,700	109,187
Banco ABC Brasil SA, Preference Shares	8,526	38,973
Banco BMG SA, Preference Shares	11,600	9,562
Banco Bradesco SA	47,170	148,548
Banco Bradesco SA, ADR	161,576	597,831
Banco BTG Pactual SA	19,600	197,768
Banco do Brasil SA	80,800	341,041
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	10,200	28,014
Banco Pan SA, Preference Shares	20,900	44,636
Banco Santander Brasil SA, ADR(1)	10,245	65,978
BB Seguridade Participacoes SA	22,400	143,057
Bemobi Mobile Tech SA	2,600	13,025
Blau Farmaceutica SA	500	1,234
BR Advisory Partners Participacoes SA	6,500	25,073
C&A Modas SA	12,000	40,106
Caixa Seguridade Participacoes SA	4,000	12,065
Cia Brasileira de Distribuicao(2)	21,500	15,910
Cia de Saneamento de Minas Gerais Copasa MG	7,200	55,195
Cia De Sanena Do Parana	4,300	29,395
Cia De Sanena Do Parana, Preference Shares	45,400	61,493
Cia Energetica de Minas Gerais, ADR	101,490	215,159
Cia Paranaense de Energia - Copel	3,600	9,172
Cia Paranaense de Energia - Copel, ADR(1)	1,791	18,143
Cia Paranaense de Energia - Copel, Preference Shares	35,500	95,170
Cia Paranaense de Energia - Copel, Preference Shares, ADR	7,181	76,621
Construtora Tenda SA	5,200	26,946
CPFL Energia SA	1,800	16,409
Cruzeiro do Sul Educacional SA	200	233
Cury Construtora e Incorporadora SA	14,900	107,664
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,400	103,285
Desktop SA	100	300
Dexco SA	19,690	19,550
Dexxos Participacoes SA	100	153
Dimed SA Distribuidora da Medicamentos	800	1,530
Direcional Engenharia SA	15,600	54,359
EcoRodovias Infraestrutura e Logistica SA	49,100	100,447
Empreendimentos Pague Menos SA	3,200	3,537
Energisa SA	7,150	66,345

Equatorial Energia SA	19,696	147,263
Even Construtora e Incorporadora SA	3,600	5,551
Ez Tec Empreendimentos e Participacoes SA	8,900	33,497
Fras-Le SA	4,700	22,083
Gerdau SA, ADR	34,944	125,798
GPS Participacoes e Empreendimentos SA	2,400	8,920
Grendene SA	22,000	20,360
Grupo Mateus SA	5,600	5,382
Grupo Multi SA(2)	4,500	1,130
Grupo SBF SA	7,700	21,292
Guararapes Confeccoes SA	2,400	5,063
Hapvida Participacoes e Investimentos SA(2)	900	2,446
Hidrovias do Brasil SA(2)	34,529	25,357
Hospital Mater Dei SA	100	91
Iguatemi SA	12,400	61,677
Inter & Co., Inc., Class A	12,178	110,698
Iochpe Maxion SA	15,100	28,883
Irani Papel e Embalagem SA	16,000	26,138
Isa Energia Brasil SA, Preference Shares	15,200	79,647
Itau Unibanco Holding SA, ADR	49,751	388,058
JHSF Participacoes SA	30,400	43,397
Klabin SA	36,220	120,171
Lavvi Empreendimentos Imobiliarios SA	3,700	11,174
Light SA(2)	10,400	10,365
Localiza Rent a Car SA	9,196	78,146
LOG Commercial Properties e Participacoes SA	1,100	5,216
Log-in Logistica Intermodal SA(2)	1,000	6,948
Lojas Quero-Quero SA	1,900	790
Lojas Renner SA	55,470	164,918
M Dias Branco SA	3,500	16,766
Magazine Luiza SA	24,030	46,234
Mahle Metal Leve SA	5,600	34,631
Marcopolo SA	6,060	6,744
Marcopolo SA, Preference Shares	40,760	48,947
Marisa Lojas SA(2)	8,286	1,583
Mills Locacao Servicos e Logistica SA	14,800	37,181
Motiva Infraestrutura de Mobilidade SA	34,200	103,410
Moura Dubeux Engenharia SA	8,600	47,529
Movida Participacoes SA	26,100	57,844
MRV Engenharia e Participacoes SA(2)	38,300	66,801
Multiplan Empreendimentos Imobiliarios SA	2,900	16,440
Natura Cosmeticos SA(2)	6,200	9,583
Oceanpact Servicos Maritimos SA(2)	200	284
Odontoprev SA	17,320	37,444
Orizon Valorizacao de Residuos SA(2)	100	1,198
Pagseguro Digital Ltd., Class A	12,416	130,120
PBG SA(2)	2,400	1,484
Pet Center Comercio e Participacoes SA(2)	38,200	31,417
Plano & Plano Desenvolvimento Imobiliario SA	7,400	22,569
Positivo Tecnologia SA	2,300	1,849
Raia Drogasil SA	39,728	177,434
Randoncorp SA, Preference Shares	11,400	14,074
Rede D'Or Sao Luiz SA	4,655	41,301
Romi SA	1,282	1,986
Rumo SA	27,400	86,699

Sao Martinho SA	12,300	32,329
Sendas Distribuidora SA, ADR(1)	5,944	52,426
Ser Educacional SA	1,100	1,972
Simpar SA	4,300	5,204
Smartfit Escola de Ginastica e Danca SA	10,000	49,458
StoneCo Ltd., A Shares(2)	3,145	52,993
Suzano SA, ADR(1)	28,470	254,807
SYN prop e tech SA	500	487
Tegma Gestao Logistica SA	3,600	26,889
Telefonica Brasil SA, ADR	9,787	129,384
TIM SA, ADR	8,381	196,786
TOTVS SA	2,300	18,563
Transmissora Alianca de Energia Eletrica SA	7,100	58,379
Trisul SA	3,200	5,300
Tupy SA	5,300	12,431
Unifique Telecomunicacoes SA	200	209
Vale SA, ADR	14,991	189,037
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,200	18,498
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,100	39,324
Vivara Participacoes SA	900	5,869
VTEX, Class A(2)	921	3,822
Vulcabras SA	1,700	6,573
WEG SA	15,700	129,180
Wilson Sons SA	16,100	56,463
Wiz Co.	900	1,415
XP, Inc., Class A	16,568	326,555
YDUQS Participacoes SA	14,000	35,775
Zamp SA(2)	5,219	3,432
		7,914,558
Chile — 0.6%
Aguas Andinas SA, A Shares	36,888	14,621
Banco de Chile	630,440	119,543
Banco de Credito e Inversiones SA	1,582	90,586
Banco Santander Chile, ADR	3,159	94,549
CAP SA(2)	2,791	19,446
Cencosud SA	13,128	41,229
Cencosud Shopping SA	5,339	13,811
Cia Cervecerias Unidas SA, ADR	4,641	62,096
Embotelladora Andina SA, Class B Preference Shares	12,263	55,622
Empresa Nacional de Telecomunicaciones SA	8,237	41,665
Empresas CMPC SA	30,298	42,435
Enel Americas SA	260,974	25,302
Falabella SA	15,473	100,392
Parque Arauco SA	21,404	68,814
Ripley Corp. SA	90,223	43,816
SMU SA	56,251	9,083
Sociedad Quimica y Minera de Chile SA, ADR(2)	2,026	130,312
Vina Concha y Toro SA	33,369	37,206
		1,010,528
China — 24.9%
361 Degrees International Ltd.	42,000	32,438
3SBio, Inc.(2)	185,000	745,642
AAC Technologies Holdings, Inc.	74,000	350,172
Agile Group Holdings Ltd.(2)	160,000	8,148
Agora, Inc., ADR(2)	6,233	22,501

AK Medical Holdings Ltd.	2,000	1,432
Alibaba Group Holding Ltd., ADR(1)	18,542	2,916,657
Alibaba Health Information Technology Ltd.(2)	20,000	14,423
A-Living Smart City Services Co. Ltd.	75,750	23,398
ANE Cayman, Inc.	58,000	86,141
Anhui Expressway Co. Ltd., H Shares	28,000	49,778
ANTA Sports Products Ltd.	56,000	613,448
Anton Oilfield Services Group	206,000	23,328
Ascletis Pharma, Inc.(1)(2)	43,000	81,066
AsiaInfo Technologies Ltd.	30,000	31,073
ATRenew, Inc., ADR(2)	4,238	19,241
Autohome, Inc., ADR	2,288	54,363
BAIC Motor Corp. Ltd., H Shares(2)	154,000	42,824
Baidu, Inc., ADR(2)	616	72,004
Bairong, Inc.(2)	4,500	5,241
Bank of China Ltd., H Shares	590,000	355,484
Bank of Chongqing Co. Ltd., H Shares	38,500	41,012
Bank of Communications Co. Ltd., H Shares	136,000	124,951
Beijing Capital International Airport Co. Ltd., H Shares(2)	56,000	20,175
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	539
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	9,149
BeOne Medicines Ltd., ADR(2)	186	63,353
BeOne Medicines Ltd., Class H(2)	2,900	76,630
Bilibili, Inc., ADR(1)(2)	49	1,304
Blue Moon Group Holdings Ltd.	61,000	21,882
BOC Aviation Ltd.	18,200	166,066
BOE Varitronix Ltd.(1)	35,000	21,889
Bosideng International Holdings Ltd.	262,000	167,237
Brilliance China Automotive Holdings Ltd.	266,000	130,809
BYD Co. Ltd., H Shares	27,000	339,332
BYD Electronic International Co. Ltd.(1)	4,500	19,271
C&D International Investment Group Ltd.	52,339	111,323
Cango, Inc., Class A(1)(2)	1,482	2,223
Cathay Group Holdings, Inc.	1,000	138
Central China New Life Ltd.(2)	13,000	1,438
CGN Mining Co. Ltd.	75,000	28,977
Cheerwin Group Ltd.	500	143
China Automotive Systems, Inc.(2)	1,093	4,492
China Bohai Bank Co. Ltd., H Shares(2)	8,500	1,060
China Chunlai Education Group Co. Ltd.	26,000	14,618
China Cinda Asset Management Co. Ltd., H Shares(1)	414,000	71,507
China CITIC Bank Corp. Ltd., H Shares	257,000	237,050
China Communications Services Corp. Ltd., H Shares	212,000	132,818
China Conch Environment Protection Holdings Ltd.(2)	4,500	330
China Conch Venture Holdings Ltd.	56,500	74,200
China Construction Bank Corp., H Shares	1,829,000	1,926,857
China Datang Corp. Renewable Power Co. Ltd., H Shares	201,000	58,662
China Dongxiang Group Co. Ltd.(2)	16,000	1,021
China East Education Holdings Ltd.(2)	60,500	49,195
China Education Group Holdings Ltd.	74,088	26,695
China Everbright Bank Co. Ltd., H Shares	93,000	45,439
China Everbright Ltd.(1)	4,000	4,600
China Foods Ltd.	2,000	1,029
China Galaxy Securities Co. Ltd., H Shares	105,000	137,836
China Glass Holdings Ltd.(1)(2)	2,000	149

China Hanking Holdings Ltd.	79,000	38,077
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	2,034
China International Capital Corp. Ltd., H Shares	5,600	13,637
China Kepei Education Group Ltd.	18,000	3,359
China Lesso Group Holdings Ltd.	68,000	38,872
China Life Insurance Co. Ltd., Class H	221,555	768,805
China Literature Ltd.(1)(2)	3,600	17,430
China Medical System Holdings Ltd.	86,000	147,283
China Meidong Auto Holdings Ltd.	76,000	15,246
China Merchants Bank Co. Ltd., H Shares	97,000	654,044
China Merchants Port Holdings Co. Ltd.	62,000	124,946
China Minsheng Banking Corp. Ltd., H Shares	244,500	136,788
China New Higher Education Group Ltd.(2)	65,354	9,333
China Pacific Insurance Group Co. Ltd., H Shares	66,400	264,380
China Resources Beer Holdings Co. Ltd.	18,000	64,535
China Resources Land Ltd.	119,500	465,286
China Resources Medical Holdings Co. Ltd.(1)	21,000	8,861
China Resources Mixc Lifestyle Services Ltd.	13,800	78,855
China Sanjiang Fine Chemicals Co. Ltd.(2)	2,000	692
China Shineway Pharmaceutical Group Ltd.	28,000	31,559
China Starch Holdings Ltd.	35,000	833
China Taiping Insurance Holdings Co. Ltd.	10,400	23,301
China Tower Corp. Ltd., H Shares	225,500	356,995
China Vanke Co. Ltd., H Shares(1)(2)	109,800	51,467
China Yongda Automobiles Services Holdings Ltd.	87,000	19,486
Chow Tai Fook Jewellery Group Ltd.	94,400	166,170
CITIC Securities Co. Ltd., H Shares	18,500	63,747
CMGE Technology Group Ltd.(2)	14,000	668
CMOC Group Ltd., H Shares	36,000	75,141
Concord New Energy Group Ltd.	660,000	27,566
Consun Pharmaceutical Group Ltd.	28,000	53,443
Contemporary Amperex Technology Co. Ltd., Class H(1)	500	30,543
COSCO SHIPPING Holdings Co. Ltd., Class H	36,500	62,139
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	12,257
COSCO SHIPPING Ports Ltd.	94,446	68,013
Country Garden Services Holdings Co. Ltd.	92,000	75,618
CSPC Pharmaceutical Group Ltd.	452,000	461,300
Damai Entertainment Holdings Ltd.(1)(2)	840,000	96,526
Digital China Holdings Ltd.	25,000	9,074
Dongfeng Motor Group Co. Ltd., Class H(2)	72,000	85,356
DPC Dash Ltd.(2)	3,300	32,501
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	690
East Buy Holding Ltd.(1)(2)	6,000	15,128
Edvantage Group Holdings Ltd.	20,725	3,945
Ever Sunshine Services Group Ltd.	84,000	19,453
Evergrande Property Services Group Ltd.(2)	410,000	74,982
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	1,554
FIH Mobile Ltd.(2)	35,500	86,749
FinVolution Group, ADR	13,189	65,813
First Tractor Co. Ltd., H Shares	14,000	13,253
Fu Shou Yuan International Group Ltd.(1)	84,000	31,532
Fuyao Glass Industry Group Co. Ltd., H Shares	15,600	135,079
Ganfeng Lithium Group Co. Ltd., H Shares(1)	5,080	32,120
Geely Automobile Holdings Ltd.	346,000	756,275
Gemdale Properties & Investment Corp. Ltd.(1)(2)	696,000	16,381

Genertec Universal Medical Group Co. Ltd.	76,500	61,608
Genscript Biotech Corp.(1)(2)	44,000	84,591
GF Securities Co. Ltd., H Shares(1)	38,000	82,470
Goldpac Group Ltd.	1,000	112
Goldwind Science & Technology Co. Ltd., H Shares	6,800	10,694
Grand Pharmaceutical Group Ltd.(1)	4,000	4,229
Great Wall Motor Co. Ltd., H Shares	42,000	81,130
Greentown China Holdings Ltd.(1)	94,000	107,468
Greentown Management Holdings Co. Ltd.	89,000	34,307
Guangdong Investment Ltd.	54,000	51,931
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	202,800	16,471
Guoquan Food Shanghai Co. Ltd.	90,400	43,016
Guotai Haitong Securities Co. Ltd., H Shares	59,616	119,213
H World Group Ltd., ADR(1)	9,041	416,790
Haidilao International Holding Ltd.(1)	13,000	23,055
Haier Smart Home Co. Ltd., H Shares	25,600	87,797
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	13,000	17,294
Haitian International Holdings Ltd.	34,000	95,489
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	2,537
Hansoh Pharmaceutical Group Co. Ltd.	10,000	51,846
Harbin Electric Co. Ltd., H Shares	16,000	29,339
Hello Group, Inc., ADR	6,128	42,651
Hengan International Group Co. Ltd.	42,000	151,768
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	13,103
Huatai Securities Co. Ltd., H Shares	33,600	79,227
Industrial & Commercial Bank of China Ltd., H Shares	1,403,000	1,163,115
Ingdan, Inc.(2)	73,000	28,961
Inkeverse Group Ltd.(2)	136,000	17,524
Innovent Biologics, Inc.(2)	35,000	424,283
iQIYI, Inc., ADR(1)(2)	30,734	67,307
J&T Global Express Ltd.(2)	108,000	133,087
JD Health International, Inc.(2)	16,600	131,327
JD Logistics, Inc.(2)	109,900	172,695
JD.com, Inc., ADR	11,329	337,944
Jiangsu Expressway Co. Ltd., H Shares	20,000	25,704
Jiayin Group, Inc., ADR	1,101	7,850
Jinxin Fertility Group Ltd.(1)(2)	81,000	24,936
Jiumaojiu International Holdings Ltd.	92,000	21,092
JNBY Design Ltd.	17,500	44,439
JOYY, Inc., ADR	1,382	87,232
Kanzhun Ltd., ADR	2,961	65,438
KE Holdings, Inc., ADR	8,564	147,558
Kingboard Laminates Holdings Ltd.	8,000	11,695
Kingdee International Software Group Co. Ltd.(2)	22,000	40,131
Kingsoft Corp. Ltd.	84,600	312,681
Kuaishou Technology	124,400	1,092,036
KWG Living Group Holdings Ltd.(1)(2)	34,000	1,010
Lenovo Group Ltd.	154,000	192,855
Leoch International Technology Ltd.	29,000	6,681
LexinFintech Holdings Ltd., ADR	12,496	41,112
Li Auto, Inc., ADR(2)	4,573	84,097
Li Ning Co. Ltd.	12,500	28,016
Lingbao Gold Group Co. Ltd., Class H(1)	47,000	99,335
Linklogis, Inc., Class B(1)	21,500	6,620
Logan Group Co. Ltd.(1)(2)	72,000	13,548

Longfor Group Holdings Ltd.(1)	86,963	109,080
Lonking Holdings Ltd.	7,000	2,649
Lufax Holding Ltd., ADR(2)	1,784	4,460
Luye Pharma Group Ltd.(2)	24,000	9,522
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	30,000	1,473
Meitu, Inc.(2)	35,500	39,425
Meituan, Class B(2)	49,450	641,038
Midea Group Co. Ltd.	1,800	20,529
Midea Real Estate Holding Ltd.(2)	57,400	33,089
MINISO Group Holding Ltd., ADR(1)	3,643	72,386
Minth Group Ltd.	72,000	315,798
NetDragon Websoft Holdings Ltd.	15,000	21,904
NetEase Cloud Music, Inc.(2)	3,400	84,626
NetEase, Inc., ADR	6,778	935,703
New China Life Insurance Co. Ltd., H Shares	67,000	400,637
Newborn Town, Inc.(2)	48,000	58,506
Nexteer Automotive Group Ltd.	87,000	65,963
NIO, Inc., ADR(2)	17,272	94,996
Niu Technologies, ADR(2)	33	115
Noah Holdings Ltd., ADR	4,389	44,592
Nongfu Spring Co. Ltd., H Shares	45,400	285,810
Onewo, Inc., Class H	21,000	54,656
Orient Overseas International Ltd.	9,000	146,257
PDD Holdings, Inc., ADR(2)	8,039	933,167
People's Insurance Co. Group of China Ltd., H Shares	272,000	247,019
Perennial Energy Holdings Ltd.(1)(2)	15,000	2,123
Pharmaron Beijing Co. Ltd., H Shares	375	1,066
PICC Property & Casualty Co. Ltd., H Shares	12,000	27,294
Ping An Healthcare & Technology Co. Ltd.(1)	74,535	141,415
Ping An Insurance Group Co. of China Ltd., H Shares	139,000	1,017,261
Poly Property Group Co. Ltd.	244,000	60,256
Poly Property Services Co. Ltd., Class H	29,200	131,834
Pop Mart International Group Ltd.	18,800	545,585
Postal Savings Bank of China Co. Ltd., H Shares	271,000	191,725
Precision Tsugami China Corp. Ltd.	14,000	57,588
Q Technology Group Co. Ltd.	16,000	18,893
Qfin Holdings, Inc., ADR	10,703	209,030
Radiance Holdings Group Co. Ltd.(1)(2)	31,000	8,936
Seazen Group Ltd.(2)	184,000	50,661
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	109,600	78,203
Shanghai Chicmax Cosmetic Co. Ltd.	5,000	56,057
Shanghai Conant Optical Co. Ltd., Class H(1)	20,000	125,074
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(1)	500	1,351
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	9,500	14,429
Shenzhen Expressway Corp. Ltd., H Shares(1)	12,000	11,443
Shenzhen International Holdings Ltd.	110,298	122,355
Shenzhen Investment Ltd.(1)(2)	254,000	29,077
Shenzhou International Group Holdings Ltd.	36,200	324,242
Shimao Services Holdings Ltd.(2)	28,000	2,341
Shoucheng Holdings Ltd.	70,000	18,500
Shui On Land Ltd.	358,500	33,228
Sichuan Expressway Co. Ltd., Class H(1)	62,000	43,028
Sihuan Pharmaceutical Holdings Group Ltd.(1)	419,000	72,879
Sino Biopharmaceutical Ltd.	370,000	336,352
Sino-Ocean Group Holding Ltd.(1)(2)	338,500	4,708

Sinopharm Group Co. Ltd., H Shares	62,400	160,960
Sinotruk Hong Kong Ltd.	23,500	81,775
Skyworth Group Ltd.(1)(2)	61,013	31,406
SOHO China Ltd.(2)	60,000	4,090
Sohu.com Ltd., ADR(2)	2,071	31,935
Sun Art Retail Group Ltd.	243,000	50,335
Sun King Technology Group Ltd.(2)	2,000	554
Sunac Services Holdings Ltd.(1)	187,000	36,850
Sunny Optical Technology Group Co. Ltd.	12,500	102,572
Sunshine Lake Pharma Co. Ltd.(1)(2)	52	311
SY Holdings Group Ltd.	52,500	70,120
TAL Education Group, ADR(2)	405	4,455
TCL Electronics Holdings Ltd.	2,000	2,632
Tencent Holdings Ltd.	64,600	5,104,145
Tencent Music Entertainment Group, ADR	7,804	143,984
Tianli International Holdings Ltd.(1)	112,000	34,978
Tianneng Power International Ltd.(1)	20,000	19,709
Tomson Group Ltd.	48,000	16,523
Tong Ren Tang Technologies Co. Ltd., H Shares	2,000	1,219
Tongcheng Travel Holdings Ltd.	35,200	99,358
Topsports International Holdings Ltd.	216,000	95,670
TravelSky Technology Ltd., H Shares	17,000	23,054
Trip.com Group Ltd., ADR	4,422	309,186
Tsaker New Energy Tech Co. Ltd.	4,000	433
Tsingtao Brewery Co. Ltd., H Shares	26,000	175,875
Tuya, Inc., ADR	1,338	3,011
Up Fintech Holding Ltd., ADR(2)	126	1,111
Vipshop Holdings Ltd., ADR	23,764	466,725
Viva Biotech Holdings(2)	54,500	13,782
Vnet Group, Inc., ADR(1)(2)	4,761	42,563
Wasion Holdings Ltd.	50,000	90,477
Weibo Corp., ADR(1)	8,633	85,812
Weichai Power Co. Ltd., H Shares	33,000	81,974
Wuling Motors Holdings Ltd.	10,000	606
WuXi AppTec Co. Ltd., H Shares	5,100	66,634
Wuxi Biologics Cayman, Inc.(2)	43,500	175,184
XD, Inc.	22,200	202,346
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	18,000	24,226
Xinyi Energy Holdings Ltd.	181,335	27,544
XJ International Holdings Co. Ltd.(2)	212,000	4,742
XPeng, Inc., Class A, ADR(2)	868	18,948
Xtep International Holdings Ltd.	149,907	108,423
Yadea Group Holdings Ltd.	38,000	60,308
Yeahka Ltd.(1)(2)	2,800	2,875
Yidu Tech, Inc.(1)(2)	12,800	8,505
Yixin Group Ltd.	184,500	57,629
Youdao, Inc., ADR(1)(2)	36	363
Yuexiu Property Co. Ltd.	71,000	41,260
Yuexiu Services Group Ltd.	16,000	5,187
Yuexiu Transport Infrastructure Ltd.	80,000	45,166
Yum China Holdings, Inc.	19,790	952,691
Zengame Technology Holding Ltd.	28,000	8,241
Zhejiang Expressway Co. Ltd., H Shares	97,880	94,998
Zhejiang Leapmotor Technology Co. Ltd.(2)	29,600	202,496
ZhongAn Online P&C Insurance Co. Ltd., H Shares(2)	24,100	47,776

Zhongsheng Group Holdings Ltd.	80,500	121,537
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	15
Zonqing Environmental Ltd.(1)(2)	12,000	2,416
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,800	7,282
ZTO Express Cayman, Inc., ADR	10,042	207,367
		40,374,449
Colombia — 0.2%
Cementos Argos SA	11,376	32,709
Grupo Cibest SA	2,627	44,761
Grupo Cibest SA, ADR	1,329	83,807
Grupo de Inversiones Suramericana SA	250	3,671
Interconexion Electrica SA ESP	17,794	119,380
Mineros SA	3,056	12,204
		296,532
Czech Republic — 0.2%
Komercni Banka AS	2,453	137,361
Moneta Money Bank AS	16,383	149,176
		286,537
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	81,466	179,605
Greece — 0.7%
Aegean Airlines SA	4,354	72,509
Aktor SA Holding Co. Technical & Energy Projects(2)	2,451	26,364
Alpha Bank SA	76,891	313,926
Athens International Airport SA	2,481	29,230
Eurobank Ergasias Services & Holdings SA, Class A	28,556	113,104
GEK TERNA SA	1,399	40,347
Hellenic Telecommunications Organization SA	2,656	52,789
Jumbo SA	2,572	81,672
LAMDA Development SA(2)	4,548	36,951
National Bank of Greece SA	11,080	173,621
Piraeus Financial Holdings SA(2)	27,530	225,994
		1,166,507
Hong Kong — 0.0%
Brii Biosciences Ltd.(2)	50,500	11,320
China Dili Group(2)	6,000	8
China General Education Group Ltd.(2)	1,000	429
China Rare Earth Holdings Ltd.(2)	2,000	135
China South City Holdings Ltd.(1)(2)	122,000	1,257
China Sunshine Paper Holdings Co. Ltd.(2)	2,000	432
EVA Precision Industrial Holdings Ltd.	10,000	1,249
Jiayuan International Group Ltd.(2)	18,000	23
Jinchuan Group International Resources Co. Ltd.(1)(2)	203,000	8,344
Kangji Medical Holdings Ltd.	24,500	29,108
Mobvista, Inc.(2)	3,000	5,666
Redco Properties Group Ltd.(2)	10,000	259
Untrade NH Health(1)	7,500	10
		58,240
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	18,815	100,702
OTP Bank Nyrt	3,850	400,755
Richter Gedeon Nyrt	2,171	64,296
		565,753
India — 19.2%
360 ONE WAM Ltd.	2,310	30,634
3M India Ltd.	99	38,627

63 Moons Technologies Ltd.	2,692	27,476
Aadhar Housing Finance Ltd.(2)	4,796	25,845
Aarti Pharmalabs Ltd.	98	772
Aavas Financiers Ltd.(2)	2,382	41,306
ABB India Ltd.	811	47,009
Accelya Solutions India Ltd.	256	3,718
Action Construction Equipment Ltd.	844	9,397
Adani Green Energy Ltd.(2)	1,456	17,128
Aditya Birla Capital Ltd.(2)	15,565	62,517
Aditya Birla Fashion & Retail Ltd.(2)	168	147
Aditya Birla Lifestyle Brands Ltd.(2)	32,799	47,953
Aditya Birla Sun Life Asset Management Co. Ltd.	3,433	28,333
Advent Hotels International Pvt Ltd.(2)	718	1,890
Affle 3i Ltd.(2)	8	149
AIA Engineering Ltd.	190	8,213
Ajanta Pharma Ltd.	1,835	52,632
Alivus Life Sciences Ltd.	1,731	17,426
Allcargo Global Ltd.(2)	12,708	3,050
Allcargo Logistics Ltd.(2)	12,708	1,848
Allcargo Terminals Ltd.(2)	3,177	984
Alok Industries Ltd.(2)	2,218	422
Amara Raja Energy & Mobility Ltd.	7,413	79,101
Amber Enterprises India Ltd.(2)	859	69,169
Ambika Cotton Mills Ltd.	30	428
Anand Rathi Wealth Ltd.	1,106	35,757
Anant Raj Ltd.	6,542	42,331
Andhra Paper Ltd.	1,875	1,443
Andhra Sugars Ltd.	371	320
Apcotex Industries Ltd.	9	42
Apex Frozen Foods Ltd.	40	133
APL Apollo Tubes Ltd.	2,941	56,653
Apollo Hospitals Enterprise Ltd.	1,556	127,871
Apollo Pipes Ltd.	3,771	12,670
Apollo Tyres Ltd.	15,692	90,355
Aptech Ltd.	2,258	2,649
Aptus Value Housing Finance India Ltd.	8,172	25,602
Arman Financial Services Ltd.(2)	924	16,963
Arvind Fashions Ltd.	6,767	38,271
Arvind Ltd.	10,599	41,980
Asahi India Glass Ltd.	3,701	42,354
Ashapura Minechem Ltd.	143	1,100
Ashok Leyland Ltd.	167,196	296,561
Asian Granito India Ltd.(2)	544	396
Asian Paints Ltd.	8,058	259,617
Associated Alcohols & Breweries Ltd.	285	3,116
Aster DM Healthcare Ltd.	21,920	163,457
Astra Microwave Products Ltd.	1,301	13,592
Astral Ltd.	914	14,753
AstraZeneca Pharma India Ltd.	209	21,117
AU Small Finance Bank Ltd.	15,587	166,850
AurionPro Solutions Ltd.	1,212	14,933
Aurobindo Pharma Ltd.	9,075	124,758
Avadh Sugar & Energy Ltd.	127	541
Avenue Supermarts Ltd.(2)	585	26,202
Awfis Space Solutions Ltd.(2)	3,413	20,486

Axis Bank Ltd., GDR	9,694	701,149
Bajaj Auto Ltd.	1,338	136,035
Bajaj Consumer Care Ltd.(2)	4,128	12,360
Bajaj Finance Ltd.	50,410	586,863
Bajaj Finserv Ltd.	4,449	104,474
Bajaj Healthcare Ltd.	2,301	11,171
Bajaj Hindusthan Sugar Ltd.(2)	81,563	18,808
Bajel Projects Ltd.(2)	1,643	3,279
Balaji Amines Ltd.	542	6,997
Balaji Telefilms Ltd.(2)	116	150
Balkrishna Industries Ltd.	2,857	73,954
Balrampur Chini Mills Ltd.	8,145	40,871
Banco Products India Ltd.	3,496	26,661
Bandhan Bank Ltd.	46,631	78,612
Bank of Baroda	30,126	97,902
BASF India Ltd.	271	12,607
Bata India Ltd.	2,119	23,715
Bayer CropScience Ltd.	1,136	59,250
BEML Ltd.	2,660	54,565
Berger Paints India Ltd.	1,530	9,676
Best Agrolife Ltd.	419	1,884
BF Utilities Ltd.(2)	24	170
Bhansali Engineering Polymers Ltd.	10,475	10,801
Bharat Bijlee Ltd.	1,028	33,330
Bharat Electronics Ltd.	111,263	514,331
Bharat Forge Ltd.	6,564	105,620
Bharat Heavy Electricals Ltd.	28,271	92,241
Bharat Rasayan Ltd.	9	1,049
Biocon Ltd.	5,650	25,218
BirlaNu Ltd.	34	645
Birlasoft Ltd.	10,359	44,181
BLS International Services Ltd.	2,730	10,109
Blue Dart Express Ltd.	381	24,402
Blue Star Ltd.	620	12,278
Bluspring Enterprises Ltd.(2)	2,161	1,743
Bodal Chemicals Ltd.(2)	231	140
Bombay Dyeing & Manufacturing Co. Ltd.	8,414	13,607
Brigade Enterprises Ltd.	4,742	47,577
Brightcom Group Ltd.(2)	76,861	11,191
Britannia Industries Ltd.	2,078	135,902
BSE Ltd.	12,249	399,266
Butterfly Gandhimathi Appliances Ltd.(2)	2	16
Camlin Fine Sciences Ltd.(2)	1,734	3,209
Can Fin Homes Ltd.	4,574	45,422
Canara Bank	71,303	121,227
Cantabil Retail India Ltd.	55	153
Capacit'e Infraprojects Ltd.(2)	1,314	4,084
Caplin Point Laboratories Ltd.	162	3,475
Carborundum Universal Ltd.	2,547	24,486
Care Ratings Ltd.	319	5,432
Cartrade Tech Ltd.(2)	1,321	45,727
Carysil Ltd.	145	1,648
Ceat Ltd.	2,512	108,148
Cemindia Projects Ltd.	8,363	78,759
Central Depository Services India Ltd.	2,642	47,942

Centum Electronics Ltd.	769	20,410
Century Enka Ltd.	40	211
Century Plyboards India Ltd.	2,473	22,202
Cera Sanitaryware Ltd.	121	7,510
CG Power & Industrial Solutions Ltd.	1,647	12,418
Chalet Hotels Ltd.	3,447	34,206
Chemcon Speciality Chemicals Ltd.(2)	474	1,168
Cholamandalam Financial Holdings Ltd.	1,312	27,144
Cholamandalam Investment & Finance Co. Ltd.	13,612	265,196
CIE Automotive India Ltd.	6,470	29,857
Cigniti Technologies Ltd.(2)	1,795	37,382
Cipla Ltd.	7,890	135,279
City Union Bank Ltd.	28,874	87,716
CMS Info Systems Ltd.	18,984	75,476
Cochin Shipyard Ltd.	9,019	168,628
Coffee Day Enterprises Ltd.(2)	3,695	1,495
Coforge Ltd.	3,468	74,359
Cohance Lifesciences Ltd.(2)	2,202	13,895
Colgate-Palmolive India Ltd.	2,675	64,952
Computer Age Management Services Ltd.	2,116	91,955
Confidence Petroleum India Ltd.	5,136	2,195
Coromandel International Ltd.	3,801	101,497
Cosmo First Ltd.	1,971	16,056
Craftsman Automation Ltd.	421	33,112
CreditAccess Grameen Ltd.(2)	6,855	102,736
CRISIL Ltd.	423	20,968
Crompton Greaves Consumer Electricals Ltd.	11,144	33,170
CSB Bank Ltd.(2)	5,637	26,012
Cummins India Ltd.	958	48,096
Cyient Ltd.	4,174	52,652
Dabur India Ltd.	6,440	37,299
Dalmia Bharat Refractories Ltd.(2)	0	—
Dalmia Bharat Sugar & Industries Ltd.	176	610
Datamatics Global Services Ltd.	138	1,305
DB Corp. Ltd.	3,495	10,140
DCB Bank Ltd.	4,946	10,189
DCM Shriram Ltd.	2,490	33,907
DCW Ltd.	23,865	16,485
Deepak Nitrite Ltd.	2,121	37,053
DEN Networks Ltd.(2)	481	173
Devyani International Ltd.(2)	13,765	20,942
Digitide Solutions Ltd.(2)	2,161	3,436
Dish TV India Ltd.(2)	43,324	2,107
Dishman Carbogen Amcis Ltd.(2)	1,053	2,825
Divi's Laboratories Ltd.	1,034	74,958
Dixon Technologies India Ltd.	325	53,273
DLF Ltd.	6,193	50,267
D-Link India Ltd.	647	3,186
Dollar Industries Ltd.	80	310
Dr. Lal PathLabs Ltd.	1,472	50,292
Dr. Reddy's Laboratories Ltd., ADR	6,597	92,688
Dredging Corp. of India Ltd.(2)	199	1,913
eClerx Services Ltd.	1,747	89,017
Edelweiss Financial Services Ltd.	21,459	26,544
Eicher Motors Ltd.	1,446	114,258

EIH Ltd.	281	1,180
Elecon Engineering Co. Ltd.	7,044	39,907
Elgi Equipments Ltd.	12,817	73,432
Emami Ltd.	11,541	68,609
Embassy Developments Ltd.(2)	10,505	9,103
Endurance Technologies Ltd.	1,979	58,722
Engineers India Ltd.	8,267	18,264
Epack Durable Ltd.(2)	5,005	15,219
Epigral Ltd.	1,093	18,510
EPL Ltd.	17,228	39,403
Equitas Small Finance Bank Ltd.(2)	10,360	7,445
Escorts Kubota Ltd.	625	26,738
Eternal Ltd.(2)	40,253	135,634
Eveready Industries India Ltd.	4,637	17,408
Everest Industries Ltd.	196	1,157
Everest Kanto Cylinder Ltd.	75	101
Excel Industries Ltd.	24	256
Exide Industries Ltd.	15,288	64,245
Fairchem Organics Ltd.	46	336
FDC Ltd.(2)	1,017	4,712
Federal Bank Ltd.	59,695	172,634
FIEM Industries Ltd.	1,062	26,983
Filatex India Ltd.	32,934	19,793
Fine Organic Industries Ltd.	763	37,779
Finolex Cables Ltd.	6,440	53,977
Finolex Industries Ltd.	13,028	26,115
Firstsource Solutions Ltd.	332	1,287
Five-Star Business Finance Ltd.	10,293	68,249
Force Motors Ltd.	544	108,616
Fortis Healthcare Ltd.	3,119	32,129
Fusion Finance Ltd.(2)	8,891	16,809
Gabriel India Ltd.	5,665	65,367
Galaxy Surfactants Ltd.	65	1,475
Ganesh Housing Ltd.	109	1,026
Ganesha Ecosphere Ltd.	327	3,362
Garden Reach Shipbuilders & Engineers Ltd.	1,194	37,424
Garware Hi-Tech Films Ltd.	1,181	52,243
Gateway Distriparks Ltd.	19,885	13,110
Genus Power Infrastructures Ltd.	942	3,339
Geojit Financial Services Ltd.	339	281
GHCL Textiles Ltd.	2,488	2,122
GIC Housing Finance Ltd.	2,493	4,778
Gillette India Ltd.	248	24,108
GlaxoSmithKline Pharmaceuticals Ltd.	848	24,418
Glenmark Pharmaceuticals Ltd.	10,695	233,118
Global Health Ltd.	1,771	24,732
Globus Spirits Ltd.	434	5,177
GMM Pfaudler Ltd.	3,289	41,360
GMR Airports Ltd.(2)	33,366	40,548
GNA Axles Ltd.	138	488
Godrej Consumer Products Ltd.	1,996	25,615
Godrej Properties Ltd.(2)	1,043	24,734
Gokaldas Exports Ltd.(2)	3,229	33,703
Gokul Agro Resources Ltd.(2)	11,294	26,372
Goodluck India Ltd.	231	3,035

Greenply Industries Ltd.	546	1,726
GTL Infrastructure Ltd.(2)	37,531	564
Gufic Biosciences Ltd.	77	307
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,509	25,174
Gujarat Pipavav Port Ltd.	16,587	33,198
Hathway Cable & Datacom Ltd.(2)	5,258	771
Havells India Ltd.	2,428	39,175
HBL Engineering Ltd.	6,132	60,911
HCL Technologies Ltd.	16,863	307,271
HDFC Asset Management Co. Ltd.	6,256	187,287
HDFC Bank Ltd.	112,072	1,266,420
HDFC Life Insurance Co. Ltd.	6,057	51,910
HealthCare Global Enterprises Ltd.(2)	1,599	13,054
HEG Ltd.	4,849	28,653
Hero MotoCorp Ltd.	6,326	437,721
HFCL Ltd.	11,203	8,823
HG Infra Engineering Ltd.	1,134	11,020
Himadri Speciality Chemical Ltd., ADR	10,859	53,282
Himatsingka Seide Ltd.	231	326
Hinduja Global Solutions Ltd.(2)	241	1,306
Hindustan Aeronautics Ltd.	4,733	241,010
Hindustan Oil Exploration Co. Ltd.(2)	687	1,114
Hindustan Unilever Ltd.	9,774	269,923
Hindware Home Innovation Ltd.(2)	2,181	8,014
Hitachi Energy India Ltd.	14	3,464
Honda India Power Products Ltd.	209	5,630
Hubtown Ltd.(2)	5,143	18,024
ICICI Bank Ltd.	15,305	238,335
ICICI Bank Ltd., ADR	42,382	1,323,590
ICICI Lombard General Insurance Co. Ltd.	2,755	60,849
ICICI Prudential Life Insurance Co. Ltd.	1,582	10,982
IDFC First Bank Ltd.	143,650	129,015
IFCI Ltd.(2)	33,486	19,166
IIFL Capital Services Ltd.	17,671	63,744
IIFL Finance Ltd.(2)	22,490	146,022
India Glycols Ltd.	3,106	37,993
IndiaMart InterMesh Ltd.	2,741	70,954
Indian Energy Exchange Ltd.	22,813	35,646
Indian Hotels Co. Ltd.	9,956	83,092
Indian Metals & Ferro Alloys Ltd.	35	529
Indian Railway Catering & Tourism Corp. Ltd.	1,720	13,243
Indo Count Industries Ltd.	6,323	23,113
Indo Rama Synthetics India Ltd.	481	277
IndoStar Capital Finance Ltd.(2)	5,181	13,475
Indraprastha Medical Corp. Ltd.	1,432	8,220
IndusInd Bank Ltd.(2)	25,783	248,168
Infibeam Avenues Ltd.(2)	10,565	2,285
Infibeam Avenues Ltd.(2)	2,651	573
Info Edge India Ltd.	5,195	77,529
Infosys Ltd., ADR(1)	43,640	762,827
Ingersoll Rand India Ltd.	118	4,939
Inox Wind Ltd.(2)	5,270	7,963
Insecticides India Ltd.(2)	135	1,095
Intellect Design Arena Ltd.	3,093	38,593
IOL Chemicals & Pharmaceuticals Ltd.	1,290	1,305

ION Exchange India Ltd.	1,470	5,782
Ipca Laboratories Ltd.	3,566	58,048
IRB Infrastructure Developers Ltd.	31,598	15,234
ISGEC Heavy Engineering Ltd.	33	305
Jai Corp. Ltd.	1,548	2,483
Jain Irrigation Systems Ltd.(2)	8,727	4,467
Jammu & Kashmir Bank Ltd.	41,038	49,257
Jamna Auto Industries Ltd.	29,537	37,948
Jana Small Finance Bank Ltd.(2)	3,707	18,849
JB Chemicals & Pharmaceuticals Ltd.	2,513	49,829
Jindal Poly Films Ltd.	165	962
Jio Financial Services Ltd.	44,244	151,944
JK Tyre & Industries Ltd.	10,760	53,931
JM Financial Ltd.	23,843	38,838
Jubilant Foodworks Ltd.	5,680	38,302
Jubilant Pharmova Ltd.	2,883	35,216
Just Dial Ltd.(2)	2,151	17,762
Jyothy Labs Ltd.	831	2,793
Kansai Nerolac Paints Ltd.	8,884	23,504
Karnataka Bank Ltd.	13,192	31,368
Karur Vysya Bank Ltd.	43,513	120,901
KCP Ltd.	7,300	14,997
KEC International Ltd.	6,780	52,054
KEI Industries Ltd.	970	45,080
Kellton Tech Solutions Ltd.(2)	595	130
Kennametal India Ltd.	93	2,282
Kiri Industries Ltd.(2)	1,143	7,535
Kirloskar Brothers Ltd.	1,810	34,342
Kirloskar Oil Engines Ltd.	5,917	74,757
Kitex Garments Ltd.	903	2,192
Kolte-Patil Developers Ltd.(2)	1,063	4,503
Kotak Mahindra Bank Ltd.	24,684	587,880
KPI Green Energy Ltd.	5,979	28,950
KPIT Technologies Ltd.	3,906	53,565
KPR Mill Ltd.	1,319	16,021
KRBL Ltd.	4,113	18,829
Krishna Institute of Medical Sciences Ltd.(2)	8,317	63,817
KRN Heat Exchanger & Refrigeration Ltd.(2)	2,005	18,349
KSB Ltd.	825	7,111
LA Opala RG Ltd.	598	1,473
Lemon Tree Hotels Ltd.(2)	409	726
LG Balakrishnan & Bros Ltd.	1,041	22,846
LIC Housing Finance Ltd.	22,960	141,390
Lodha Developers Ltd.	2,446	31,518
Lumax Auto Technologies Ltd.	732	12,594
Lupin Ltd.	6,741	157,367
LUX Industries Ltd.	48	643
Maharashtra Scooters Ltd.	188	30,992
Mahindra & Mahindra Financial Services Ltd.	30,925	128,875
Mahindra & Mahindra Ltd.	18,065	760,527
Mahindra Holidays & Resorts India Ltd.(2)	1,372	4,883
Mahindra Lifespace Developers Ltd.	302	1,421
Mahindra Logistics Ltd.	6,930	25,274
Maithan Alloys Ltd.	69	741
Man Industries India Ltd.(2)	316	1,654

Manali Petrochemicals Ltd.	1,472	1,076
Manappuram Finance Ltd.	54,375	173,258
Marico Ltd.	5,018	40,289
Maruti Suzuki India Ltd.	2,481	442,239
MAS Financial Services Ltd.	6,505	22,525
Mastek Ltd.	113	2,805
Max Financial Services Ltd.(2)	7,072	134,854
Max Healthcare Institute Ltd.	3,221	41,970
Mayur Uniquoters Ltd.	1,297	7,240
Mazagon Dock Shipbuilders Ltd.	1,722	51,732
Meghmani Organics Ltd.(2)	1,526	1,168
Metropolis Healthcare Ltd.	468	10,122
Minda Corp. Ltd.	5,462	35,648
Mirza International Ltd.(2)	663	287
Mishra Dhatu Nigam Ltd.	621	2,291
Mold-Tek Packaging Ltd.	61	416
Monte Carlo Fashions Ltd.	87	751
Motherson Sumi Wiring India Ltd.	154,119	78,968
Motilal Oswal Financial Services Ltd.	3,728	40,097
Mphasis Ltd.	5,412	170,729
MRF Ltd.	92	157,045
MSTC Ltd.	182	1,005
Multi Commodity Exchange of India Ltd.	1,119	126,509
Muthoot Finance Ltd.	5,696	238,868
Narayana Hrudayalaya Ltd.	4,268	93,022
Natco Pharma Ltd.	3,355	33,009
National Fertilizers Ltd.	712	680
Navkar Corp. Ltd.(2)	1,587	1,779
Navneet Education Ltd.	1,113	1,817
NELCO Ltd.	265	2,512
NESCO Ltd.	1,967	28,312
Nestle India Ltd.	8,622	121,678
Network18 Media & Investments Ltd.(2)	68,622	34,695
Neuland Laboratories Ltd.	563	108,996
Newgen Software Technologies Ltd.	262	2,589
NHPC Ltd.	54,561	46,965
NIIT Learning Systems Ltd.	4,357	19,438
NIIT Ltd.	525	567
Nippon Life India Asset Management Ltd.	5,288	51,913
NMDC Ltd.	181,952	150,887
Nuvama Wealth Management Ltd.	1,210	101,115
Oberoi Realty Ltd.	2,503	46,215
Olectra Greentech Ltd.	242	3,396
Omaxe Ltd.(2)	298	233
One 97 Communications Ltd.(2)	6,461	95,681
Onesource Specialty Pharma Ltd.(2)	1,979	33,996
OnMobile Global Ltd.(2)	473	305
Optiemus Infracom Ltd.(2)	173	1,097
Oracle Financial Services Software Ltd.	776	70,676
Orient Electric Ltd.	8,140	17,741
Orient Paper & Industries Ltd.(2)	2,680	692
Page Industries Ltd.	230	98,777
Paisalo Digital Ltd.	31,562	13,280
Panama Petrochem Ltd.	251	831
Paradeep Phosphates Ltd.	14,236	25,240

Patel Engineering Ltd.(2)	19,479	7,943
PB Fintech Ltd.(2)	1,499	30,614
PC Jeweller Ltd.(2)	30,550	3,400
PDS Ltd.	771	3,128
Pearl Global Industries Ltd.	1,683	32,073
Pennar Industries Ltd.(2)	6,819	17,616
Persistent Systems Ltd.	3,021	215,548
PG Electroplast Ltd.	560	3,717
Phoenix Mills Ltd.	2,421	47,131
PI Industries Ltd.	2,794	106,274
Pidilite Industries Ltd.	1,606	26,425
Piramal Finance Ltd.(2)	4,812	83,315
Piramal Pharma Ltd.	13,297	27,914
Pitti Engineering Ltd.	2,368	23,151
PNB Housing Finance Ltd.	4,528	45,937
Pokarna Ltd.	1,018	10,807
Polycab India Ltd.	286	23,952
Polyplex Corp. Ltd.	991	9,248
Pondy Oxides & Chemicals Ltd.	1,854	26,793
Poonawalla Fincorp Ltd.(2)	10,214	55,006
Power Finance Corp. Ltd.	56,655	230,577
Power Grid Corp. of India Ltd.	107,185	324,411
Power Mech Projects Ltd.	616	16,442
Praj Industries Ltd.	5,232	18,556
Prakash Industries Ltd.	8,059	12,559
Prestige Estates Projects Ltd.	1,708	32,107
Pricol Ltd.	4,251	29,691
Prince Pipes & Fittings Ltd.	312	965
Procter & Gamble Health Ltd.	253	16,200
PSP Projects Ltd.(2)	400	4,073
PVR Inox Ltd.(2)	2,961	35,406
Quess Corp. Ltd.	7,678	18,489
Radico Khaitan Ltd.	866	31,126
Railtel Corp. of India Ltd.	9,487	36,091
Rainbow Children's Medicare Ltd.	2,449	37,127
Rajesh Exports Ltd.(2)	1,830	3,831
Rallis India Ltd.	2,626	7,765
Ramco Systems Ltd.(2)	27	173
Ramky Infrastructure Ltd.(2)	3,862	25,682
Raymond Lifestyle Ltd.(2)	1,248	15,662
Raymond Ltd.(2)	1,561	8,463
Raymond Realty Ltd.(2)	1,561	8,811
RBL Bank Ltd.	38,825	136,146
REC Ltd.	61,979	251,183
Redington Ltd.	25,460	80,374
Redtape Ltd.	2,652	3,901
Relaxo Footwears Ltd.	4,554	20,905
Reliance Industrial Infrastructure Ltd.	30	292
Religare Enterprises Ltd.(2)	7,629	21,211
Repco Home Finance Ltd.	6,156	28,838
Restaurant Brands Asia Ltd.(2)	5,972	4,169
Rico Auto Industries Ltd.	5,876	7,987
RITES Ltd.	5,048	13,433
RPG Life Sciences Ltd.	383	9,779
RSWM Ltd.(2)	288	509

Rupa & Co. Ltd.	235	462
Safari Industries India Ltd.	472	12,848
Saksoft Ltd.	653	1,487
SAMHI Hotels Ltd.(2)	17,613	38,739
Sammaan Capital Ltd.(2)	33,385	57,573
Samvardhana Motherson International Ltd.	185,695	242,441
Sandhar Technologies Ltd.	2,807	17,631
Sanghvi Movers Ltd.	3,320	12,402
Sanofi India Ltd.	283	13,890
Sansera Engineering Ltd.	2,407	47,226
Sapphire Foods India Ltd.(2)	8,456	23,581
Satia Industries Ltd.	1,711	1,295
Satin Creditcare Network Ltd.(2)	3,993	6,881
SBFC Finance Ltd.(2)	40,389	49,087
SBI Cards & Payment Services Ltd.	9,479	93,489
SBI Life Insurance Co. Ltd.	2,373	52,322
Schaeffler India Ltd.	307	13,424
Schneider Electric Infrastructure Ltd.(2)	2,097	16,833
SEAMEC Ltd.(2)	1,176	12,661
Sequent Scientific Ltd.(2)	193	484
Servotech Renewable Power System Ltd.	14,134	14,437
Seshasayee Paper & Boards Ltd.	951	2,585
Shakti Pumps India Ltd.	294	2,245
Shankara Building Products Ltd.	97	128
Shankara Buildpro Ltd.	97	805
Shanthi Gears Ltd.	393	2,087
Shipping Corp. of India Land & Assets Ltd.	3,065	1,635
Shoppers Stop Ltd.(2)	706	3,365
Shriram Finance Ltd.	63,071	602,789
Shriram Pistons & Rings Ltd.	1,443	42,215
Siemens Energy India Ltd.(2)	499	17,650
Siemens Ltd.	1,557	57,564
Siyaram Silk Mills Ltd.	139	1,123
SJS Enterprises Ltd.	1,363	25,902
SKF India Industrial Ltd.(2)	1,559	45,535
SKF India Ltd.	1,559	33,532
Sobha Ltd.	3,603	62,066
SOM Distilleries & Breweries Ltd.(2)	1,480	1,932
Sona Blw Precision Forgings Ltd.	5,599	32,222
Sonata Software Ltd.	8,056	32,311
South Indian Bank Ltd.	16,624	7,376
Southern Petrochemical Industries Corp. Ltd.	22,193	20,924
Spandana Sphoorty Financial Ltd.(2)	269	799
Spandana Sphoorty Financial Ltd.(2)	65	97
Speciality Restaurants Ltd.	716	1,007
SRF Ltd.	893	29,312
State Bank of India, GDR	2,863	314,711
Steel Strips Wheels Ltd.	1,280	2,733
Sterlite Technologies Ltd.(2)	1,461	1,713
STL Networks Ltd.(2)	1,461	382
Stove Kraft Ltd.	129	885
Strides Pharma Science Ltd.	3,755	36,989
Sudarshan Chemical Industries Ltd.	2,315	26,256
Sumitomo Chemical India Ltd.	255	1,333
Sun Pharmaceutical Industries Ltd.	12,205	250,363

Sun TV Network Ltd.	8,765	54,594
Sundaram Finance Ltd.	138	7,310
Sundram Fasteners Ltd.	1,507	15,795
Sunflag Iron & Steel Co. Ltd.	4,345	12,381
Sunteck Realty Ltd.	4,389	20,822
Suprajit Engineering Ltd.	837	4,449
Supreme Industries Ltd.	1,952	74,272
Supreme Petrochem Ltd.	3,650	26,235
Suzlon Energy Ltd.(2)	69,387	42,089
Swaraj Engines Ltd.	636	26,588
Syngene International Ltd.	6,604	47,974
Tamil Nadu Newsprint & Papers Ltd.	2,474	3,991
Tamilnad Mercantile Bank Ltd.	3,283	18,646
Tamilnadu Petroproducts Ltd.	713	836
Tanla Platforms Ltd.	5,493	34,095
Tata Communications Ltd.	3,532	71,842
Tata Consultancy Services Ltd.	9,831	346,284
Tata Consumer Products Ltd.	1,997	26,216
Tata Elxsi Ltd.	1,195	69,114
Tata Investment Corp. Ltd.	4,290	35,812
Tata Motors Ltd./new(2)	7,541	29,676
Tata Motors Passenger Vehicles Limited	7,541	30,188
Tata Technologies Ltd.	3,192	24,309
Tata Teleservices Maharashtra Ltd.(2)	1,227	713
TCI Express Ltd.	160	1,043
TeamLease Services Ltd.(2)	66	1,217
Tech Mahindra Ltd.	12,674	215,888
Technocraft Industries India Ltd.	45	1,199
Tega Industries Ltd.	962	20,881
Tejas Networks Ltd.	62	344
Texmaco Rail & Engineering Ltd.	4,065	5,847
Thanga Mayil Jewellery Ltd.	698	25,476
Thermax Ltd.	827	27,088
Thirumalai Chemicals Ltd.(2)	663	1,747
Thomas Cook India Ltd.	9,872	16,418
Thyrocare Technologies Ltd.	951	5,287
Time Technoplast Ltd.	8,010	17,997
Timken India Ltd.	1,005	35,510
Tips Music Ltd.	2,733	16,943
Titagarh Rail System Ltd.	4,401	40,848
Titan Co. Ltd.	1,912	83,774
Torrent Pharmaceuticals Ltd.	1,521	63,278
Tourism Finance Corp. of India Ltd.	44,800	36,634
TransIndia Real Estate Ltd.(2)	3,177	940
Transport Corp. of India Ltd.	729	8,918
Transrail Lighting Ltd.	2,589	18,541
Trent Ltd.	1,857	88,592
Triveni Turbine Ltd.	2,044	12,303
TSF Investments Ltd.	5,580	31,489
TTK Prestige Ltd.	440	3,174
Tube Investments of India Ltd.	908	28,317
TV Today Network Ltd.	140	217
TVS Motor Co. Ltd.	1,206	47,772
TVS Motor Co. Ltd., Preference Shares(2)	4,824	539
TVS Srichakra Ltd.	149	7,848

TVS Supply Chain Solutions Ltd.(2)	13,217	16,154
Uflex Ltd.	2,752	15,098
Ugar Sugar Works Ltd.(2)	5,572	2,535
Ujjivan Small Finance Bank Ltd.(2)	103,405	63,004
Unichem Laboratories Ltd.(2)	1,194	6,254
Union Bank of India Ltd.	50,445	86,779
United Spirits Ltd.	4,049	65,809
UNO Minda Ltd.	1,849	27,044
UPL Ltd.	19,864	169,044
UTI Asset Management Co. Ltd.	2,244	28,707
VA Tech Wabag Ltd.	485	7,372
Vadilal Industries Ltd.	384	23,193
Vaibhav Global Ltd.	295	794
Valiant Organics Ltd.(2)	107	303
Valor Estate Ltd.(2)	7,177	10,631
Vardhman Textiles Ltd.	4,955	24,369
Varroc Engineering Ltd.	1,311	9,699
Varun Beverages Ltd.	13,850	74,835
Vedant Fashions Ltd.	1,119	7,625
Venky's India Ltd.	65	979
Vijaya Diagnostic Centre Ltd.	1,751	19,580
Vinati Organics Ltd.	1,041	18,465
VIP Industries Ltd.(2)	2,951	12,472
Visaka Industries Ltd.	1,090	846
Vishnu Chemicals Ltd.	520	3,066
VL E-Governance & IT Solutions Ltd.(2)	1,063	276
V-Mart Retail Ltd.(2)	2,608	22,875
Voltamp Transformers Ltd.	388	35,534
Voltas Ltd.	1,511	23,295
VRL Logistics Ltd.	8,992	27,326
Welspun Corp. Ltd.	5,887	56,541
Welspun Enterprises Ltd.	4,869	28,693
Welspun Living Ltd.	11,785	19,749
Westlife Foodworld Ltd.	3,391	21,529
Whirlpool of India Ltd.	1,811	21,781
Windlas Biotech Ltd.	436	3,839
Wipro Ltd., ADR(1)	27,833	75,706
Wonderla Holidays Ltd.	85	533
Yes Bank Ltd.(2)	360,729	92,759
Zee Entertainment Enterprises Ltd.	46,637	53,014
Zee Media Corp. Ltd.(2)	1,302	141
Zen Technologies Ltd.	88	1,392
Zensar Technologies Ltd.	7,355	61,815
Zydus Lifesciences Ltd.	10,316	109,045
		31,039,533
Indonesia — 1.5%
Adaro Andalan Indonesia PT	95,100	42,878
Adi Sarana Armada Tbk. PT	31,800	2,123
Aspirasi Hidup Indonesia Tbk. PT	351,200	8,823
Astra Otoparts Tbk. PT	61,200	9,338
Bank BTPN Syariah Tbk. PT	193,400	15,285
Bank Central Asia Tbk. PT	582,100	289,863
Bank Jago Tbk. PT(2)	5,600	683
Bank KB Indonesia Tbk. PT(2)	53,500	235
Bank Mandiri Persero Tbk. PT	809,700	235,187

Bank Negara Indonesia Persero Tbk. PT	346,400	88,733
Bank Pan Indonesia Tbk. PT	102,300	7,345
Bank Pembangunan Daerah Jawa Timur Tbk. PT	52,800	1,728
Bank Rakyat Indonesia Persero Tbk. PT	1,275,600	282,553
Bank Tabungan Negara Persero Tbk. PT	518,978	37,304
BFI Finance Indonesia Tbk. PT	487,600	21,959
Blue Bird Tbk. PT	34,800	3,678
Buana Lintas Lautan Tbk. PT(2)	257,700	4,673
Bukalapak.com Tbk. PT(2)	3,747,900	38,072
Bumi Serpong Damai Tbk. PT(2)	246,600	13,939
Chandra Asri Pacific Tbk. PT	20,000	8,887
Ciputra Development Tbk. PT	483,500	25,270
Cisarua Mountain Dairy Tbk. PT	68,200	25,378
Clipan Finance Indonesia Tbk. PT	275,200	5,453
Darma Henwa Tbk. PT(2)	2,727,100	70,852
Dharma Polimetal Tbk. PT	121,800	7,571
Elang Mahkota Teknologi Tbk. PT	657,100	48,377
Erajaya Swasembada Tbk. PT	942,100	23,438
Gajah Tunggal Tbk. PT	182,300	11,494
Global Mediacom Tbk. PT(2)	394,100	3,339
GoTo Gojek Tokopedia Tbk. PT(2)	1,312,000	5,040
Indosat Tbk. PT	101,700	14,609
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	385,000	12,605
Jasa Marga Persero Tbk. PT	128,600	26,806
Kalbe Farma Tbk. PT	484,300	34,947
Kawasan Industri Jababeka Tbk. PT	1,810,600	19,580
Kencana Energi Lestari Tbk. PT	65,100	4,730
Kino Indonesia Tbk. PT	3,700	278
Lippo Cikarang Tbk. PT(2)	18,600	660
Lippo Karawaci Tbk. PT(2)	206,300	1,129
Map Aktif Adiperkasa PT	1,003,200	45,212
Mark Dynamics Indonesia Tbk. PT	12,400	629
Matahari Department Store Tbk. PT	214,100	21,670
MD Entertainment Tbk. PT(2)	19,140	9,108
Media Nusantara Citra Tbk. PT(2)	773,100	11,980
Medikaloka Hermina Tbk. PT	461,400	38,832
Mitra Adiperkasa Tbk. PT	698,000	51,606
Mitra Keluarga Karyasehat Tbk. PT	58,200	8,666
Mitra Pinasthika Mustika Tbk. PT	31,900	1,840
Pakuwon Jati Tbk. PT	283,400	6,503
Panin Financial Tbk. PT(2)	448,200	7,382
Petrosea Tbk. PT	192,800	115,924
Puradelta Lestari Tbk. PT	101,400	798
Samator Indo Gas Tbk. PT	19,300	1,832
Samudera Indonesia Tbk. PT	322,700	5,931
Sarana Menara Nusantara Tbk. PT	753,700	24,670
Sariguna Primatirta Tbk. PT	193,400	5,866
Steel Pipe Industry of Indonesia PT	18,300	473
Sumber Alfaria Trijaya Tbk. PT	113,300	12,259
Summarecon Agung Tbk. PT	571,500	13,259
Surya Citra Media Tbk. PT	1,370,000	31,810
Telkom Indonesia Persero Tbk. PT, ADR(1)	18,088	389,796
Temas Tbk. PT	297,100	2,303
Tower Bersama Infrastructure Tbk. PT	37,500	4,472
Unilever Indonesia Tbk. PT	126,000	19,695

Wijaya Karya Persero Tbk. PT(2)	131,100	401
XLSMART Telecom Sejahtera Tbk. PT	387,700	67,251
		2,355,010
Kuwait — 0.0%
National Bank of Kuwait SAKP	5,865	19,188
Malaysia — 1.5%
Aeon Co. M Bhd.	42,800	11,092
AEON Credit Service M Bhd.	1,000	1,296
AFFIN Bank Bhd.(2)	30,083	16,255
Alliance Bank Malaysia Bhd.	40,682	45,381
AMMB Holdings Bhd.	107,200	154,479
Ann Joo Resources Bhd.(2)	300	44
Astro Malaysia Holdings Bhd.(2)	35,300	898
Axiata Group Bhd.	130,800	76,413
Bank Islam Malaysia Bhd.	22,800	12,696
Berjaya Food Bhd.(2)	31,108	1,883
Bermaz Auto Bhd.	45,500	6,232
Bursa Malaysia Bhd.	18,600	37,155
Carlsberg Brewery Malaysia Bhd.	2,500	10,148
CELCOMDIGI Bhd.	91,200	72,434
CIMB Group Holdings Bhd.(1)	145,331	269,268
Cypark Resources Bhd.(2)	24,100	4,374
D&O Green Technologies Bhd.	100	19
Dayang Enterprise Holdings Bhd.	5,400	2,091
DRB-Hicom Bhd.	1,700	441
Dufu Technology Corp. Bhd.	2,100	843
Eco World Development Group Bhd.	7,800	4,158
Ekovest Bhd.(2)	137,000	10,309
Fraser & Neave Holdings Bhd.	1,000	8,357
Frontken Corp. Bhd.	13,400	14,105
Gamuda Bhd.	114,657	148,556
Greatech Technology Bhd.(2)	2,200	850
Hartalega Holdings Bhd.	61,400	14,857
Heineken Malaysia Bhd.	6,500	35,478
Hengyuan Refining Co. Bhd.(2)	10,600	1,924
Hiap Teck Venture Bhd.	7,600	478
Hong Leong Bank Bhd.	11,100	56,806
Hong Leong Capital Bhd.	600	480
Hong Leong Financial Group Bhd.	2,000	8,441
IHH Healthcare Bhd.	23,300	46,603
Inari Amertron Bhd.	24,900	13,240
IOI Properties Group Bhd.	54,400	34,134
Iskandar Waterfront City Bhd.(2)	76,500	5,195
Johor Plantations Group Bhd.	85,500	32,289
Kelington Group Bhd.	38,100	49,027
Kossan Rubber Industries Bhd.	59,000	15,709
KPJ Healthcare Bhd.	83,600	52,461
KSL Holdings Bhd.	26,375	18,294
Lingkaran Trans Kota Holdings Bhd.(2)	10,400	10
Lotte Chemical Titan Holding Bhd.(2)	2,000	213
Mah Sing Group Bhd.	108,000	26,977
Malayan Banking Bhd.	76,000	182,341
Malaysian Pacific Industries Bhd.	7,300	56,560
Malaysian Resources Corp. Bhd.	70,200	6,887
Maxis Bhd.	32,200	31,123

MBSB Bhd.	55,700	9,508
Mieco Chipboard Bhd.(2)	700	111
Mr. DIY Group M Bhd.	140,800	51,487
Nationgate Holdings Bhd.	22,800	5,594
Nestle Malaysia Bhd.	1,800	46,591
NEXG Bhd.(2)	150,000	12,723
Pecca Group Bhd.	32,400	12,153
Pentamaster Corp. Bhd.(2)	1,100	1,015
Perak Transit Bhd.	11,250	709
Petron Malaysia Refining & Marketing Bhd.	500	471
Press Metal Aluminium Holdings Bhd.	16,800	27,301
Public Bank Bhd.	151,600	159,664
Ranhill Utilities Bhd.(2)	90,125	39,324
RHB Bank Bhd.	62,914	105,856
Scientex Bhd.	3,300	2,765
Shin Yang Group Bhd.(2)	22,500	4,907
Signature International Bhd.	3,300	1,135
Sime Darby Bhd.	143,700	67,919
Sime Darby Property Bhd.	170,100	57,304
Southern Cable Group Bhd.	38,200	19,375
SP Setia Bhd. Group	119,500	23,469
Sunway Bhd.	23,500	31,040
Supermax Corp. Bhd.(2)	79,360	7,097
Swift Haulage Bhd.	2,100	183
Syarikat Takaful Malaysia Keluarga Bhd.	500	409
Telekom Malaysia Bhd.	21,300	38,265
TIME dotCom Bhd.	47,300	60,087
Top Glove Corp. Bhd.	32,000	4,611
UEM Sunrise Bhd.	56,400	8,139
Unisem M Bhd.	5,800	4,555
UWC Bhd.(2)	5,800	4,997
Velesto Energy Bhd.	700,600	39,067
ViTrox Corp. Bhd.	3,600	3,632
VS Industry Bhd.	163,296	17,840
Westports Holdings Bhd.	2,000	2,596
Zetrix Ai Bhd.	187,276	37,445
		2,508,648
Mexico — 2.0%
Alsea SAB de CV	15,158	41,363
America Movil SAB de CV, ADR	11,203	258,565
Arca Continental SAB de CV	3,762	38,397
Banco del Bajio SA	84,237	219,741
Becle SAB de CV(1)	2,283	2,744
Bolsa Mexicana de Valores SAB de CV	9,200	18,857
Coca-Cola Femsa SAB de CV	4,700	40,780
Corp. Inmobiliaria Vesta SAB de CV	34,191	106,491
Fomento Economico Mexicano SAB de CV, ADR	1,374	131,822
Genomma Lab Internacional SAB de CV, Class B(1)	37,665	38,569
Gentera SAB de CV	112,137	261,700
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,476	158,759
Grupo Aeroportuario del Pacifico SAB de CV, ADR	957	227,278
Grupo Aeroportuario del Sureste SAB de CV, ADR	291	87,867
Grupo Bimbo SAB de CV, Series A(1)	22,698	71,848
Grupo Comercial Chedraui SA de CV	3,387	24,331
Grupo Financiero Banorte SAB de CV, Class O	58,158	554,536

Grupo Financiero Inbursa SAB de CV, Class O	23,200	54,764
Grupo Mexico SAB de CV, Series B	18,985	165,876
Grupo Televisa SAB, ADR(1)	24,878	67,419
Grupo Traxion SAB de CV(1)(2)	22,770	17,531
Kimberly-Clark de Mexico SAB de CV, A Shares	48,208	102,022
La Comer SAB de CV(1)	36,005	80,269
Megacable Holdings SAB de CV	25,120	70,922
Nemak SAB de CV(2)	151,393	32,180
Orbia Advance Corp. SAB de CV	43,188	40,023
Promotora y Operadora de Infraestructura SAB de CV	9,093	125,089
Qualitas Controladora SAB de CV(1)	8,155	81,421
Regional SAB de CV	204	1,518
Wal-Mart de Mexico SAB de CV	42,805	144,500
		3,267,182
Peru — 0.3%
Credicorp Ltd.	1,314	337,974
Intercorp Financial Services, Inc.	163	6,567
Southern Copper Corp.	1,299	175,072
		519,613
Philippines — 0.5%
Apex Mining Co., Inc.	193,900	35,456
Ayala Land, Inc.	125,100	43,458
Bank of the Philippine Islands	31,178	61,932
BDO Unibank, Inc.	47,346	105,839
Century Pacific Food, Inc.	32,600	22,466
Converge Information & Communications Technology Solutions, Inc.	78,600	20,930
Globe Telecom, Inc.	516	14,102
GT Capital Holdings, Inc.	3,500	34,586
International Container Terminal Services, Inc.	16,680	154,406
JG Summit Holdings, Inc.	67,500	25,089
Jollibee Foods Corp.	10,640	34,290
LT Group, Inc.	24,300	6,240
Manila Water Co., Inc.	65,100	42,631
Megaworld Corp.	460,000	15,932
Metropolitan Bank & Trust Co.	65,250	73,434
Monde Nissin Corp.	25,900	2,699
PLDT, Inc., ADR	1,240	27,702
Puregold Price Club, Inc.	40,300	28,884
Robinsons Land Corp.	54,000	14,678
Robinsons Retail Holdings, Inc.	840	472
Security Bank Corp.	3,640	4,284
SM Investments Corp.	1,410	17,798
SM Prime Holdings, Inc.	75,800	29,756
Wilcon Depot, Inc.	23,900	2,887
		819,951
Poland — 1.2%
Alior Bank SA	7,591	214,935
Allegro.eu SA(2)	4,674	41,075
AmRest Holdings SE	2,512	9,805
Asseco Poland SA	607	32,382
Bank Handlowy w Warszawie SA	1,390	39,387
Bank Millennium SA(2)	38,153	163,179
Bank Polska Kasa Opieki SA	4,687	257,166
Benefit Systems SA(2)	133	129,195
Budimex SA	250	42,824

CCC SA(1)(2)	2,071	76,648
CD Projekt SA	769	54,049
Cyfrowy Polsat SA(2)	851	2,662
Diagnostyka SA	660	30,845
Dino Polska SA(2)	7,150	79,981
KRUK SA	226	29,508
LPP SA	21	97,894
mBank SA(2)	239	66,928
Orange Polska SA	57,319	151,347
Pepco Group NV	8,936	65,554
Powszechna Kasa Oszczednosci Bank Polski SA	8,947	189,706
Powszechny Zaklad Ubezpieczen SA	9,149	157,757
Santander Bank Polska SA	193	27,238
TEN Square Games SA	34	851
Text SA	472	5,437
Warsaw Stock Exchange	147	2,575
XTB SA	274	5,301
		1,974,229
Qatar — 0.0%
Qatar National Bank QPSC	3,928	19,524
Saudi Arabia — 0.2%
Al Rajhi Bank	2,755	70,467
Riyad Bank	25,139	172,919
		243,386
South Africa — 3.9%
Absa Group Ltd.	22,330	272,034
AECI Ltd.	10,179	52,482
Aspen Pharmacare Holdings Ltd.	11,712	65,059
Astral Foods Ltd.	159	2,344
AVI Ltd.	13,114	79,398
Bid Corp. Ltd.	3,408	81,466
Capitec Bank Holdings Ltd.	852	193,267
Clicks Group Ltd.	5,771	117,358
Coronation Fund Managers Ltd.	15,371	43,288
Curro Holdings Ltd.	15,555	12,253
DataTec Ltd.	15,906	75,317
Dis-Chem Pharmacies Ltd.	20,763	42,145
Discovery Ltd.	6,801	87,422
E Media Holdings Ltd.	7,648	859
FirstRand Ltd.	44,582	212,752
Fortress Real Estate Investments Ltd., Class B	36,623	55,229
Foschini Group Ltd.	15,598	76,403
Gold Fields Ltd., ADR	14,620	627,052
Grindrod Ltd.	38,956	38,119
Impala Platinum Holdings Ltd.	24,717	311,067
Investec Ltd.	4,546	32,535
JSE Ltd.	2,876	22,375
Kumba Iron Ore Ltd.	1,973	38,485
Life Healthcare Group Holdings Ltd.	31,708	20,072
Merafe Resources Ltd.	31,725	2,020
Momentum Group Ltd.	81,870	173,495
Motus Holdings Ltd.	8,411	56,103
Mr. Price Group Ltd.	3,083	37,873
MTN Group Ltd.	42,084	388,967
Naspers Ltd., N Shares	3,770	235,853

Nedbank Group Ltd.	10,816	161,903
NEPI Rockcastle NV(2)	17,870	152,987
Netcare Ltd.	78,829	70,687
Ninety One Ltd.	10,821	29,497
Northam Platinum Holdings Ltd.	10,369	184,949
Nutun Ltd.(2)	2,029	106
Oceana Group Ltd.	69	213
Old Mutual Ltd.	217,713	177,419
Omnia Holdings Ltd.	8,971	40,170
OUTsurance Group Ltd.	19,736	83,744
Pepkor Holdings Ltd.	15,487	23,708
Pick n Pay Stores Ltd.(2)	10,029	15,384
PPC Ltd.	120,786	38,432
PSG Financial Services Ltd.	7,859	11,747
Raubex Group Ltd.	11,186	26,342
Remgro Ltd.	18,227	185,251
Reunert Ltd.	2,725	9,858
Sanlam Ltd.	21,764	116,804
Santam Ltd.	1,536	37,615
Sappi Ltd.(1)	11,060	14,492
Shoprite Holdings Ltd.	8,388	134,593
Sibanye Stillwater Ltd., ADR(2)	39,307	523,962
SPAR Group Ltd.(2)	10,107	61,329
Standard Bank Group Ltd.	19,011	293,887
Super Group Ltd.	36,149	40,177
Telkom SA SOC Ltd.	25,690	74,937
Tiger Brands Ltd.(1)	4,690	98,558
Truworths International Ltd.	11,826	38,344
Valterra Platinum Ltd.	2,235	155,211
Vodacom Group Ltd.	13,498	105,840
Woolworths Holdings Ltd.	3,861	12,765
Zeda Ltd.	6,460	5,131
		6,379,134
South Korea — 13.8%
Aekyung Chemical Co. Ltd.	845	5,961
Aekyung Industrial Co. Ltd.	22	208
Agabang & Co.(2)	104	323
Ahnlab, Inc.	19	779
Aju IB Investment Co. Ltd.	40	56
Alteogen, Inc.(2)	164	59,635
Amorepacific Corp.	461	39,050
Amorepacific Holdings Corp.	1,312	25,435
APR Corp.(2)	448	77,920
BGF Co. Ltd.	183	503
BGF retail Co. Ltd.	552	40,742
BH Co. Ltd.	1,386	16,961
Binggrae Co. Ltd.	682	34,038
BNK Financial Group, Inc.	12,589	129,210
Byucksan Corp.	247	288
C&C International Co. Ltd.	137	3,082
Celltrion, Inc.	973	123,149
Cheil Worldwide, Inc.	4,766	73,496
Cheryong Electric Co. Ltd.	359	8,570
CJ CGV Co. Ltd.(2)	3,809	14,834
CJ CheilJedang Corp.	463	66,135

CJ ENM Co. Ltd.(2)	1,079	46,686
CJ Logistics Corp.	755	46,993
Classys, Inc.	220	8,799
Com2uSCorp	75	1,593
Coreana Cosmetics Co. Ltd.(2)	63	101
Cosmax, Inc.	362	40,912
CosmoAM&T Co. Ltd.(2)	66	2,237
Coway Co. Ltd.	3,292	193,048
COWELL FASHION Co. Ltd.(2)	408	570
CS Wind Corp.	1,304	36,838
Cuckoo Homesys Co. Ltd.	229	3,882
Daeduck Electronics Co. Ltd.	1,634	54,962
Daewoong Co. Ltd.	334	5,444
Danal Co. Ltd.(2)	122	577
Daou Data Corp.	1,042	12,065
DB HiTek Co. Ltd.	1,837	79,615
DB Insurance Co. Ltd.	2,427	206,125
DI Dong Il Corp.	457	6,125
DL E&C Co. Ltd.	1,079	29,627
DN Automotive Corp.	430	7,046
Dong-A Socio Holdings Co. Ltd.	158	12,320
DongKook Pharmaceutical Co. Ltd.	41	523
Dongwha Enterprise Co. Ltd.(2)	1,097	6,911
Dongwon Development Co. Ltd.	33	59
Doosan Bobcat, Inc.(2)	1,157	43,572
Doosan Co. Ltd.	6	3,590
Doosan Enerbility Co. Ltd.(2)	2,829	147,500
Doosan Fuel Cell Co. Ltd.(2)	1,131	24,575
DoubleUGames Co. Ltd.	272	9,757
Douzone Bizon Co. Ltd.	413	26,260
Dreamtech Co. Ltd.	427	2,066
Echo Marketing, Inc.	508	3,850
Ecopro BM Co. Ltd.(2)	38	3,887
Ecopro HN Co. Ltd.	72	1,230
E-MART, Inc.	1,183	63,017
Eo Technics Co. Ltd.	220	38,662
Eugene Technology Co. Ltd.	90	4,919
F&F Co. Ltd.	776	38,450
FutureCore Co. Ltd.(2)	436	4
Genexine, Inc.(2)	113	398
GOLFZON Co. Ltd.	202	8,307
GS P&L Co. Ltd.(2)	232	7,235
GS Retail Co. Ltd.	1,031	15,128
Hana Financial Group, Inc.	8,428	536,231
Hana Tour Service, Inc.	324	10,425
Handsome Co. Ltd.	153	1,621
Hanjin Logistics Corp.	134	1,806
Hankook & Co. Co. Ltd.	1,873	38,055
Hankook Tire & Technology Co. Ltd.	3,929	164,426
Hanmi Semiconductor Co. Ltd.	839	70,830
Hanon Systems(2)	8,967	23,019
Hansae Co. Ltd.	851	7,478
Hansol Chemical Co. Ltd.	404	65,707
Hansol Technics Co. Ltd.	4,044	16,946
Hanssem Co. Ltd.(2)	358	11,082

Hanwha Engine(2)	2,569	73,910
Hanwha Galleria Corp.(2)	853	624
Hanwha General Insurance Co. Ltd.(2)	3,225	11,532
Hanwha Investment & Securities Co. Ltd.(2)	5,448	18,215
Hanwha Life Insurance Co. Ltd.(2)	13,083	26,827
Hanwha Solutions Corp.	3,337	63,660
Hanwha Systems Co. Ltd.	548	17,250
Hanwha Vision Co. Ltd.(2)	466	13,805
HD Hyundai Construction Equipment Co. Ltd.	265	16,955
HD Hyundai Electric Co. Ltd.	624	330,574
HD Hyundai Infracore Co. Ltd.(2)	2,501	24,931
HD HYUNDAI MIPO	188	28,507
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,503	33,470
HD-Hyundai Marine Engine(2)	1,221	64,426
Helixmith Co. Ltd.(2)	119	507
Hite Jinro Co. Ltd.	2,565	32,848
HL Holdings Corp.(2)	51	1,646
HL Mando Co. Ltd.	1,606	51,024
HLB, Inc.(2)	471	15,067
HMM Co. Ltd.	4,863	63,443
Hotel Shilla Co. Ltd.(2)	863	26,745
HPSP Co. Ltd.	1,143	23,615
HS Hyosung Advanced Materials Corp.	280	37,598
HS Hyosung Corp.(2)	15	640
Hugel, Inc.(2)	52	8,102
Humedix Co. Ltd.	72	2,250
Hwaseung Enterprise Co. Ltd.	36	123
HYBE Co. Ltd.(2)	148	30,241
Hyosung Chemical Corp.(2)	3	20
Hyosung Corp.	918	81,803
Hyosung Heavy Industries Corp.	87	113,077
Hyosung TNC Corp.	348	52,532
Hyundai Autoever Corp.	262	36,025
HYUNDAI Corp.	447	6,752
Hyundai Department Store Co. Ltd.	1,415	87,958
Hyundai Elevator Co. Ltd.	416	24,620
Hyundai Engineering & Construction Co. Ltd.	1,996	91,195
Hyundai Futurenet Co. Ltd.	86	184
Hyundai GF Holdings	506	2,765
Hyundai Glovis Co. Ltd.	2,001	224,164
Hyundai Green Food	269	2,851
Hyundai Home Shopping Network Corp.	59	2,199
Hyundai Marine & Fire Insurance Co. Ltd.(2)	2,817	57,697
Hyundai Motor Co.	2,563	456,461
Hyundai Rotem Co. Ltd.	2,128	254,841
Hyundai Wia Corp.	1,815	76,868
Iljin Electric Co. Ltd.	1,031	38,621
iM Financial Group Co. Ltd.	8,428	82,149
iMarketKorea, Inc.	319	1,725
Industrial Bank of Korea	7,623	106,707
Innocean Worldwide, Inc.	1,147	14,155
Innox Advanced Materials Co. Ltd.	492	8,076
Insun ENT Co. Ltd.(2)	304	872
Interflex Co. Ltd.(2)	83	612
INTOPS Co. Ltd.	605	5,945

iNtRON Biotechnology, Inc.	184	469
IS Dongseo Co. Ltd.	786	9,556
ISU Chemical Co. Ltd.(2)	305	1,891
ISU Specialty Chemical(2)	1,190	42,241
IsuPetasys Co. Ltd.	1,936	190,461
JB Financial Group Co. Ltd.	5,346	87,843
Jusung Engineering Co. Ltd.	1,633	30,540
JYP Entertainment Corp.	1,061	49,287
K Car Co. Ltd.	629	6,932
Kakao Corp.	2,307	92,392
Kakao Games Corp.(2)	78	830
KakaoBank Corp.	1,971	29,101
Kakaopay Corp.(2)	951	32,276
KB Financial Group, Inc., ADR	7,640	650,088
KC Co. Ltd.	71	1,214
KC Tech Co. Ltd.	77	2,099
KCC Corp.	202	57,458
KCC Glass Corp.	147	2,746
KEPCO Engineering & Construction Co., Inc.	21	1,318
KEPCO Plant Service & Engineering Co. Ltd.	643	23,354
KG Eco Solution Co. Ltd.	1,102	4,336
KH Vatec Co. Ltd.	267	2,123
Kia Corp.	5,924	460,292
KIWOOM Securities Co. Ltd.	427	79,593
Koh Young Technology, Inc.	681	11,013
Kolmar Korea Co. Ltd.(2)	335	15,224
Kolon Industries, Inc.	850	23,648
KONA I Co. Ltd.	820	27,349
Korea Investment Holdings Co. Ltd.	1,967	215,062
Korea Petrochemical Ind Co. Ltd.	256	24,752
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,462
Korean Air Lines Co. Ltd.	4,073	60,732
Korean Reinsurance Co.	8,007	63,134
Krafton, Inc.(2)	469	82,366
KT Corp.	1,216	41,804
KT Skylife Co. Ltd.	319	1,162
Kum Yang Co. Ltd.(2)	480	1,616
Kumho Petrochemical Co. Ltd.	518	41,270
Kumho Tire Co., Inc.(2)	8,646	34,553
LEENO Industrial, Inc.	1,668	77,740
LF Corp.	203	2,445
LG Display Co. Ltd., ADR(2)	27,792	120,339
LG Electronics, Inc.	3,252	189,782
LG Energy Solution Ltd.(2)	278	77,359
LG H&H Co. Ltd.	227	42,765
LG Innotek Co. Ltd.	826	133,606
LG Uplus Corp.	15,453	158,387
Lotte Chemical Corp.	377	18,556
Lotte Chilsung Beverage Co. Ltd.	304	24,795
LOTTE Fine Chemical Co. Ltd.	1,282	39,891
LOTTE Himart Co. Ltd.	6	31
Lotte Innovate Co. Ltd.	27	360
Lotte Rental Co. Ltd.	1,523	33,255
Lotte Shopping Co. Ltd.	544	26,485
Lotte Wellfood Co. Ltd.	117	9,638

LS Corp.	194	23,687
LS Electric Co. Ltd.	171	53,678
LVMC Holdings(2)	3,944	4,345
LX Hausys Ltd.	49	1,017
LX Semicon Co. Ltd.	824	29,057
Maeil Dairies Co. Ltd.	36	860
Mcnex Co. Ltd.	268	4,947
MegaStudyEdu Co. Ltd.	330	9,941
Meritz Financial Group, Inc.	3,251	240,784
Mirae Asset Securities Co. Ltd.	6,681	99,582
Misto Holdings Corp.	1,310	38,143
NAVER Corp.	1,332	221,790
NCSoft Corp.	188	26,905
Neowiz(2)	704	12,105
Netmarble Corp.	676	24,429
Nexen Tire Corp.	499	2,527
NEXTIN, Inc.	149	6,662
NH Investment & Securities Co. Ltd.	5,514	77,667
NHN Corp.	602	13,517
NHN KCP Corp.	879	9,778
NICE Information Service Co. Ltd.	459	5,367
OCI Holdings Co. Ltd.	1,205	85,593
Otoki Corp.	114	30,214
Pan Ocean Co. Ltd.	10,419	26,775
Partron Co. Ltd.	1,043	4,921
Pearl Abyss Corp.(2)	43	1,059
PharmaResearch Co. Ltd.	43	13,760
PI Advanced Materials Co. Ltd.	615	6,988
Pond Group Co. Ltd.	235	1,321
PSK, Inc.	981	19,916
Pulmuone Co. Ltd.	21	194
RFHIC Corp.	31	581
S&S Tech Corp.	167	5,583
S-1 Corp.	658	33,631
Sam Young Electronics Co. Ltd.	51	359
Samsung Biologics Co. Ltd.(2)	85	92,678
Samsung C&T Corp.	812	124,690
Samsung Electro-Mechanics Co. Ltd.	1,188	203,671
Samsung Electronics Co. Ltd., GDR	2,603	4,515,695
Samsung Episholdings Co. Ltd.(2)	45	13,127
Samsung Fire & Marine Insurance Co. Ltd.	942	309,050
Samsung Heavy Industries Co. Ltd.(2)	33,947	569,176
Samsung Life Insurance Co. Ltd.	836	87,185
Samsung SDI Co. Ltd.	520	106,260
Samsung SDS Co. Ltd.	634	72,783
Samsung Securities Co. Ltd.	3,523	189,272
Samwha Capacitor Co. Ltd.	47	999
SD Biosensor, Inc.	1,269	8,185
SeAH Steel Corp.	248	20,152
Sebang Co. Ltd.	290	2,724
Sebang Global Battery Co. Ltd.	282	12,859
Seegene, Inc.	882	15,445
Seobu T&D	1,016	7,633
Seojin System Co. Ltd.(2)	300	5,003
SFA Engineering Corp.	338	5,074

SFA Semicon Co. Ltd.(2)	644	1,837
Shinhan Financial Group Co. Ltd., ADR	9,972	539,385
Shinsegae International, Inc.	226	1,595
Shinsegae, Inc.	625	92,606
SK Biopharmaceuticals Co. Ltd.(2)	313	29,851
SK Bioscience Co. Ltd.(2)	159	5,932
SK Chemicals Co. Ltd.	548	26,621
SK Eternix Co. Ltd.(2)	568	7,786
SK Hynix, Inc.	11,151	4,039,107
SK IE Technology Co. Ltd.(2)	301	5,852
SK Networks Co. Ltd.	4,954	15,421
SK Telecom Co. Ltd., ADR(1)	3,381	68,262
SKC Co. Ltd.(2)	118	8,955
SL Corp.	1,197	33,780
SM Entertainment Co. Ltd.	416	30,666
SNT Dynamics Co. Ltd.	1,015	29,289
Soop Co. Ltd.	354	16,673
ST Pharm Co. Ltd.	36	2,873
STIC Investments, Inc.	42	313
Studio Dragon Corp.(2)	518	14,011
Sun Kwang Co. Ltd.	52	686
Sungwoo Hitech Co. Ltd.	1,622	7,482
Taewoong Co. Ltd.(2)	105	1,705
Taihan Cable & Solution Co. Ltd.(2)	304	4,606
TES Co. Ltd.	1,545	41,703
TKG Huchems Co. Ltd.	432	5,483
Tongyang Life Insurance Co. Ltd.(2)	1,401	6,465
Value Added Technology Co. Ltd.	33	460
Vidente Co. Ltd.(2)	312	—
VT Co. Ltd.(2)	910	12,583
Webzen, Inc.	98	946
WONIK IPS Co. Ltd.	501	20,998
Wonik QnC Corp.	562	7,791
Woongjin Thinkbig Co. Ltd.	2,718	2,565
Woori Financial Group, Inc.	21,084	381,951
Woori Technology Investment Co. Ltd.(2)	1,267	7,334
W-Scope Chungju Plant Co. Ltd.(2)	317	1,593
YG Entertainment, Inc.	232	10,262
Youngone Corp.	1,572	93,753
Youngone Holdings Co. Ltd.	418	47,288
Yuhan Corp.	452	37,627
Zinus, Inc.	262	2,146
		22,387,482
Taiwan — 22.2%
Abico Avy Co. Ltd.	10,450	15,207
Ability Enterprise Co. Ltd.	1,119	2,869
AcBel Polytech, Inc.	1,299	1,598
Accton Technology Corp.	10,000	327,618
Acer, Inc.	51,000	44,355
ACES Electronic Co. Ltd.	13,000	25,987
Acon Holding, Inc.(2)	5,000	944
Acter Group Corp. Ltd.	4,000	88,996
Advanced International Multitech Co. Ltd.	4,000	8,686
Advanced Wireless Semiconductor Co.	5,000	16,546
Advancetek Enterprise Co. Ltd.(1)	19,000	20,089

Advantech Co. Ltd.	1,099	10,108
AIC, Inc.	1,000	9,614
Allied Supreme Corp.	1,000	6,845
Alltek Technology Corp.	21,080	22,328
Alltop Technology Co. Ltd.	1,000	7,708
Alpha Networks, Inc.	8,000	7,591
Altek Corp.	23,561	32,746
Amazing Microelectronic Corp.	3,040	7,763
Ambassador Hotel	6,000	8,326
Ampak Technology, Inc.	2,000	3,934
Ampire Co. Ltd.	1,000	811
AMPOC Far-East Co. Ltd.	5,540	16,615
AmTRAN Technology Co. Ltd.	24,629	11,913
Anpec Electronics Corp.	1,000	7,701
Aopen, Inc.	1,000	1,524
Apacer Technology, Inc.	1,000	3,200
Apex International Co. Ltd.(2)	9,467	6,655
Arcadyan Technology Corp.	9,000	52,572
Ardentec Corp.	36,000	105,071
Argosy Research, Inc.	1,000	5,338
ASE Technology Holding Co. Ltd., ADR	24,180	361,491
Asia Optical Co., Inc.	10,000	44,411
Asia Polymer Corp.	9,000	3,761
Asia Tech Image, Inc.	3,000	6,898
Asia Vital Components Co. Ltd.	6,382	280,960
ASROCK, Inc.	2,000	16,068
Asustek Computer, Inc.	10,000	191,908
AUO Corp.(2)	137,600	50,995
AURAS Technology Co. Ltd.	1,000	28,613
Avermedia Technologies	1,000	1,162
Axiomtek Co. Ltd.	4,000	9,880
Azurewave Technologies, Inc.	12,000	24,994
Bafang Yunji International Co. Ltd.	1,000	6,202
Bank of Kaohsiung Co. Ltd.	64,719	24,968
BenQ Materials Corp.	3,000	1,920
Bin Chuan Enterprise Co. Ltd.(2)	5,000	8,973
Bioteque Corp.	1,000	4,001
Bizlink Holding, Inc.	3,029	156,021
Brillian Network & Automation Integrated System Co. Ltd.	2,000	14,271
Capital Securities Corp.	56,000	45,374
Career Technology MFG. Co. Ltd.(2)	10,000	5,144
Caswell, Inc.	3,000	7,738
Catcher Technology Co. Ltd.	14,000	89,683
Cathay Financial Holding Co. Ltd.	199,611	408,659
Cenra, Inc.	1,000	1,087
Center Laboratories, Inc.(2)	2,309	2,795
Central Reinsurance Co. Ltd.	13,000	10,878
Chailease Holding Co. Ltd.(1)	53,174	174,727
Chang Hwa Commercial Bank Ltd.	131,036	84,390
Chang Wah Electromaterials, Inc.	3,000	4,301
Chang Wah Technology Co. Ltd.	1,000	1,299
Channel Well Technology Co. Ltd.	17,000	39,052
CHC Healthcare Group	7,000	8,775
CHC Resources Corp.	5,000	11,349
Chenbro Micom Co. Ltd.	3,000	92,422

Cheng Mei Materials Technology Corp.(2)	30,892	13,102
Cheng Shin Rubber Industry Co. Ltd.	57,000	57,807
Cheng Uei Precision Industry Co. Ltd.	6,000	7,514
Chenming Electronic Technology Corp.	6,000	25,234
Chicony Electronics Co. Ltd.	28,000	107,210
Chicony Power Technology Co. Ltd.	7,000	21,819
China Bills Finance Corp.	11,000	5,855
China Container Terminal Corp.	1,000	779
China General Plastics Corp.	3,000	1,068
China Man-Made Fiber Corp.(2)	47,000	10,461
China Metal Products	10,000	8,993
China Motor Corp.	4,000	7,695
China Steel Chemical Corp.	1,000	2,279
China Wire & Cable Co. Ltd.	1,000	1,195
Chinese Maritime Transport Ltd.	2,000	3,803
Chin-Poon Industrial Co. Ltd.	13,000	12,930
Chipbond Technology Corp.	13,000	22,075
ChipMOS Technologies, Inc.	23,000	31,451
Chlitina Holding Ltd.	1,000	3,181
Chong Hong Construction Co. Ltd.	6,000	14,862
Chroma ATE, Inc.	9,000	235,529
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	794
Chunghwa Precision Test Tech Co. Ltd.	1,000	61,437
Chunghwa Telecom Co. Ltd., ADR	1,699	71,035
Cleanaway Co. Ltd.	20,000	15,621
Clevo Co.	23,000	30,018
CMC Magnetics Corp.	42,400	12,802
Collins Co. Ltd.	1,000	430
Compal Electronics, Inc.	219,000	205,269
Compeq Manufacturing Co. Ltd.	34,000	90,477
Compucase Enterprise	7,000	18,528
Concord International Securities Co. Ltd.	16,963	8,174
Concord Securities Co. Ltd.	48,400	19,694
Contrel Technology Co. Ltd.	6,000	8,304
Coremax Corp.	2,000	4,370
Coretronic Corp.	10,000	29,811
Co-Tech Development Corp.	6,000	44,114
Creative Sensor, Inc.	5,400	8,956
CSBC Corp. Taiwan(2)	1,000	684
CTBC Financial Holding Co. Ltd.	374,000	518,187
CyberPower Systems, Inc.	2,000	12,994
Da-Li Development Co. Ltd.	7,188	11,004
Darfon Electronics Corp.	6,000	6,038
Darwin Precisions Corp.	900	303
Daxin Materials Corp.	3,000	32,321
Delpha Construction Co. Ltd.	1,000	910
Delta Electronics, Inc.	6,000	178,863
Depo Auto Parts Ind Co. Ltd.	6,000	26,720
Dimerco Data System Corp.	4,000	14,858
Dimerco Express Corp.	6,300	15,946
D-Link Corp.	3,000	1,524
Dynamic Holding Co. Ltd.	13,000	49,226
Dynapack International Technology Corp.	7,000	59,432
E Ink Holdings, Inc.	1,000	6,133
E.Sun Financial Holding Co. Ltd.	290,410	280,988

Eastech Holding Ltd.	6,000	20,773
Eclat Textile Co. Ltd.	4,000	55,981
Edom Technology Co. Ltd.(2)	11,000	13,743
Elan Microelectronics Corp.	4,000	16,984
Elite Advanced Laser Corp.	2,000	16,172
Elite Material Co. Ltd.	5,000	244,270
Elitegroup Computer Systems Co. Ltd.	11,000	7,376
eMemory Technology, Inc.	1,000	65,483
Emerging Display Technologies Corp.	1,000	666
Ennostar, Inc.(2)	28,000	28,772
Eson Precision Ind Co. Ltd.	5,000	13,071
Eternal Materials Co. Ltd.	24,850	31,928
Evergreen International Storage & Transport Corp.	14,000	26,031
Evergreen Marine Corp. Taiwan Ltd.	28,800	164,967
EVERGREEN Steel Corp.	7,000	26,347
Everlight Chemical Industrial Corp.	18,000	10,571
Everlight Electronics Co. Ltd.	15,000	24,812
Excelsior Medical Co. Ltd.	5,845	15,295
Far Eastern Department Stores Ltd.	45,000	34,576
Far Eastern International Bank	97,835	39,308
Far Eastern New Century Corp.	85,000	76,444
Far EasTone Telecommunications Co. Ltd.	24,934	70,029
Faraday Technology Corp.	3,000	16,692
Farglory F T Z Investment Holding Co. Ltd.	2,423	3,749
Farglory Land Development Co. Ltd.	11,000	21,189
Favite, Inc.	5,000	13,286
Feedback Technology Corp.	1,080	3,969
Feng TAY Enterprise Co. Ltd.	6,120	25,234
First Financial Holding Co. Ltd.	317,169	279,142
First Hi-Tec Enterprise Co. Ltd.	3,000	34,007
First Steamship Co. Ltd.(2)	16,000	2,817
FIT Holding Co. Ltd.	9,000	7,502
Fitipower Integrated Technology, Inc.	1,950	8,830
FLEXium Interconnect, Inc.(2)	12,000	21,298
Flytech Technology Co. Ltd.	5,000	15,340
FocalTech Systems Co. Ltd.	11,000	18,591
Forcecon Tech Co. Ltd.	3,547	10,449
Formosa Advanced Technologies Co. Ltd.	8,000	10,182
Formosa Chemicals & Fibre Corp.	41,000	43,703
Formosa International Hotels Corp.	2,000	12,177
Formosa Laboratories, Inc.	2,000	4,154
Formosan Union Chemical Corp.	13,000	6,943
Foxconn Technology Co. Ltd.	47,000	98,112
Foxsemicon Integrated Technology, Inc.	2,000	19,205
Franbo Lines Corp.	1,000	662
Froch Enterprise Co. Ltd.	4,000	1,767
FSP Technology, Inc.	7,000	12,127
Fu Hua Innovation Co. Ltd.	41,850	26,025
Fubon Financial Holding Co. Ltd.	147,747	436,383
Fulgent Sun International Holding Co. Ltd.	3,118	11,054
Fulltech Fiber Glass Corp.(2)	8,892	23,290
Fusheng Precision Co. Ltd.	5,000	38,755
G Shank Enterprise Co. Ltd.	3,176	8,920
Gamania Digital Entertainment Co. Ltd.	3,000	5,113
Gemtek Technology Corp.	15,000	12,544

General Interface Solution GIS Holding Ltd.(2)	7,000	9,560
Genius Electronic Optical Co. Ltd.	2,000	28,580
GeoVision, Inc.	4,450	6,846
Getac Holdings Corp.	10,000	40,047
Giant Manufacturing Co. Ltd.	7,000	22,470
Gigabyte Technology Co. Ltd.	13,000	101,198
Global Brands Manufacture Ltd.	26,057	109,550
Global Mixed Mode Technology, Inc.	2,000	13,086
Global Unichip Corp.	2,000	144,893
Globaltek Fabrication Co. Ltd.	4,000	6,793
Globalwafers Co. Ltd.	7,000	84,030
Gloria Material Technology Corp.	13,000	13,162
Gold Circuit Electronics Ltd.	8,800	178,416
Golden Long Teng Development Co. Ltd.	8,000	8,091
Gordon Auto Body Parts	1,000	941
Gourmet Master Co. Ltd.	2,000	4,350
Grand Fortune Securities Co. Ltd.	2,200	849
Grand Pacific Petrochemical(2)	38,352	13,580
Grand Process Technology Corp.	1,000	47,297
Grape King Bio Ltd.	4,000	16,387
Greatek Electronics, Inc.	26,000	58,673
Group Up Industrial Co. Ltd.	4,000	33,043
GTM Holdings Corp.	1,000	1,054
Hai Kwang Enterprise Corp.(2)	1,071	482
Hannstar Board Corp.	25,120	86,728
HannStar Display Corp.(2)	43,000	10,124
HannsTouch Holdings Co.(2)	12,000	2,646
HD Renewable Energy Co. Ltd.	2,284	7,399
Highwealth Construction Corp.	36,068	43,630
Hiroca Holdings Ltd.	1,000	652
Hitron Technology, Inc.(2)	5,000	3,562
Hiwin Technologies Corp.	2,030	12,520
Hiyes International Co. Ltd.	3,000	8,068
Ho Tung Chemical Corp.	43,000	11,270
Hocheng Corp.	8,000	4,518
Holy Stone Enterprise Co. Ltd.	5,050	16,926
Hon Hai Precision Industry Co. Ltd.	201,000	1,448,393
Hong Pu Real Estate Development Co. Ltd.	10,000	8,319
Hong TAI Electric Industrial	1,000	1,116
Horizon Securities Co. Ltd.	1,060	353
Hotai Finance Co. Ltd.	7,920	16,106
Hotai Motor Co. Ltd.	6,020	117,237
HTC Corp.(2)	49,000	78,146
Hu Lane Associate, Inc.	5,381	22,054
Hua Nan Financial Holdings Co. Ltd.	136,716	128,355
Huaku Development Co. Ltd.	5,775	19,329
Huang Hsiang Construction Corp.	1,000	1,244
Hung Sheng Construction Ltd.	10,000	6,485
Hwang Chang General Contractor Co. Ltd.	32,003	63,755
Ibase Technology, Inc.	1,000	1,476
IBF Financial Holdings Co. Ltd.	38,601	20,617
Ichia Technologies, Inc.	7,000	11,016
I-Chiun Precision Industry Co. Ltd.	8,324	26,167
IEI Integration Corp.	3,000	6,473
Infortrend Technology, Inc.	6,000	5,368

Innodisk Corp.	2,120	33,432
Innolux Corp.	221,248	95,656
Inpaq Technology Co. Ltd.	5,000	12,968
Insyde Software Corp.	2,400	16,353
Integrated Service Technology, Inc.	2,257	7,614
International Games System Co. Ltd.	5,000	118,531
Inventec Corp.	39,000	54,311
Iron Force Industrial Co. Ltd.	4,148	14,031
ITE Technology, Inc.	12,000	46,171
ITEQ Corp.	16,000	56,820
Jarllytec Co. Ltd.	1,025	3,001
Jetwell Computer Co. Ltd.	2,240	12,875
Johnson Health Tech Co. Ltd.	3,000	15,522
JPC connectivity, Inc.	3,000	13,769
JPP Holding Co. Ltd.	3,000	28,009
Kaimei Electronic Corp.	5,800	17,332
Kaori Heat Treatment Co. Ltd.	1,000	16,473
KEE TAI Properties Co. Ltd.	9,135	3,234
Kenda Rubber Industrial Co. Ltd.	2,100	1,356
Kenmec Mechanical Engineering Co. Ltd.(2)	5,160	10,270
Kerry TJ Logistics Co. Ltd.	1,000	1,079
Keystone Microtech Corp.	1,000	13,689
Kindom Development Co. Ltd.	29,700	31,250
King Yuan Electronics Co. Ltd.	48,000	351,578
Kinik Co.	1,000	10,263
Kinpo Electronics	57,000	40,964
Kinsus Interconnect Technology Corp.	6,000	27,351
KMC Kuei Meng International, Inc.	1,000	2,910
KNH Enterprise Co. Ltd.	2,000	1,072
Ko Ja Cayman Co. Ltd.	1,000	1,180
KS Terminals, Inc.	4,000	6,197
Kwong Lung Enterprise Co. Ltd.	1,000	1,562
Lanner Electronics, Inc.	3,180	7,436
Largan Precision Co. Ltd.	1,000	70,452
Lealea Enterprise Co. Ltd.(2)	8,320	1,602
LEE CHI Enterprises Co. Ltd.	1,000	370
Lelon Electronics Corp.	4,000	13,610
Lien Hwa Industrial Holdings Corp.	2,486	3,797
Lingsen Precision Industries Ltd.(2)	22,000	14,173
Lintes Technology Co. Ltd.	2,000	5,735
Lite-On Technology Corp.	44,000	223,561
Long Bon International Co. Ltd.(2)	17,000	7,995
Longchen Paper & Packaging Co. Ltd.(2)	11,000	4,017
Longwell Co.	5,000	29,129
Lotes Co. Ltd.	1,025	42,946
Lotus Pharmaceutical Co. Ltd.	3,000	29,856
Lumax International Corp. Ltd.	7,000	23,004
Lung Yen Life Service Corp.(2)	7,000	10,827
Macroblock, Inc.	1,000	1,663
Macronix International Co. Ltd.(2)	39,000	42,472
Makalot Industrial Co. Ltd.	8,160	82,441
Marketech International Corp.	7,000	52,629
Materials Analysis Technology, Inc.	1,051	6,677
MediaTek, Inc.	29,000	1,292,325
Mega Financial Holding Co. Ltd.	207,967	265,917

Mercuries Life Insurance Co. Ltd.(2)	89,442	20,684
Merida Industry Co. Ltd.	5,000	14,765
Merry Electronics Co. Ltd.	5,075	16,683
Micro-Star International Co. Ltd.	18,000	61,787
Mildef Crete, Inc.	4,000	13,102
MIN AIK Technology Co. Ltd.	12,000	10,706
Mitac Holdings Corp.	31,900	93,561
momo.com, Inc.	1,050	7,600
MOSA Industrial Corp.(2)	13,331	7,020
Mosel Vitelic, Inc.	2,000	1,847
MPI Corp.	3,000	218,411
MSSCORPS Co. Ltd.	3,000	15,452
My Humble House Hospitality Management Consulting	3,000	3,497
Myson Century, Inc.	40,000	142,476
Namchow Holdings Co. Ltd.	12,000	14,670
Nan Pao Resins Chemical Co. Ltd.	2,000	21,027
Nan Ya Printed Circuit Board Corp.	4,000	33,572
Nanya Technology Corp.(2)	17,000	79,490
Netronix, Inc.	3,000	12,505
Nexcom International Co. Ltd.	8,000	18,622
Nichidenbo Corp.	6,000	17,018
Nidec Chaun-Choung Technology Corp.	1,000	3,715
Nien Hsing Textile Co. Ltd.	2,000	1,107
Nien Made Enterprise Co. Ltd.	4,000	47,568
Nova Technology Corp.	4,000	22,717
Novatek Microelectronics Corp.	9,000	111,870
Nuvoton Technology Corp.	8,000	13,633
O-Bank Co. Ltd.	22,000	6,361
Oneness Biotech Co. Ltd.(2)	143	311
Optimax Technology Corp.	8,000	4,884
Orient Semiconductor Electronics Ltd.	23,000	34,626
Oriental Union Chemical Corp.(2)	3,000	1,162
O-TA Precision Industry Co. Ltd.	3,000	6,963
Pan Jit International, Inc.	15,000	41,298
Pan-International Industrial Corp.	17,000	25,789
PCL Technologies, Inc.	3,000	11,896
Pegatron Corp.	80,000	184,025
Pegavision Corp.	2,000	19,805
Phison Electronics Corp.	3,000	107,815
Phoenix Silicon International Corp.	6,275	32,654
Pixart Imaging, Inc.	2,000	13,374
Planet Technology Corp.	2,000	8,551
Pou Chen Corp.	85,000	83,032
Powerchip Semiconductor Manufacturing Corp.(2)	63,000	68,743
Powertech Technology, Inc.	27,000	135,466
Poya International Co. Ltd.	1,030	14,409
President Chain Store Corp.	20,000	152,818
President Securities Corp.	35,200	27,511
Primax Electronics Ltd.	18,000	47,288
Prince Housing & Development Corp.	33,000	8,710
Promate Electronic Co. Ltd.	19,199	28,487
Prosperity Dielectrics Co. Ltd.	7,000	15,156
Qisda Corp.	12,300	11,038
Quanta Computer, Inc.	28,000	252,384
Quanta Storage, Inc.	9,000	29,647

Quintain Steel Co. Ltd.(2)	23,327	6,555
Radiant Opto-Electronics Corp.	15,000	57,676
Radium Life Tech Co. Ltd.(2)	34,947	11,925
Realtek Semiconductor Corp.	14,000	232,976
Rechi Precision Co. Ltd.	13,000	9,930
Rich Development Co. Ltd.	33,990	8,671
Ritek Corp.(2)	29,000	8,233
Rodex Fasteners Corp.	1,000	886
Roo Hsing Co. Ltd.(2)	263	89
Ruentex Development Co. Ltd.	4,050	3,895
Ruentex Industries Ltd.	18,000	31,469
San Fang Chemical Industry Co. Ltd.	14,000	15,103
San Far Property Ltd.	8,000	4,542
Sanyang Motor Co. Ltd.	10,000	19,797
Savior Lifetec Corp.	5,000	2,901
Scientech Corp.	1,000	10,138
ScinoPharm Taiwan Ltd.	1,000	563
SDI Corp.	1,000	2,555
Senao Networks, Inc.	3,000	12,796
Sercomm Corp.	13,000	34,204
Shanghai Commercial & Savings Bank Ltd.	161,905	201,866
Sharehope Medicine Co. Ltd.	1,146	881
Sheng Yu Steel Co. Ltd.	1,000	661
ShenMao Technology, Inc.	4,000	12,240
Shih Her Technologies, Inc.	3,220	16,232
Shih Wei Navigation Co. Ltd.(2)	8,000	4,671
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	1,046
Shin Ruenn Development Co. Ltd.	14,690	26,893
Shin Zu Shing Co. Ltd.	4,127	26,010
Shinkong Insurance Co. Ltd.	12,000	44,941
Shinkong Synthetic Fibers Corp.	27,000	13,968
Shiny Chemical Industrial Co. Ltd.	3,600	15,970
Sigurd Microelectronics Corp.	37,000	118,803
Simplo Technology Co. Ltd.	8,000	87,527
Sinbon Electronics Co. Ltd.	4,000	27,892
Sino-American Silicon Products, Inc.	1,000	3,360
Sinon Corp.	11,000	15,025
SinoPac Financial Holdings Co. Ltd.	331,991	285,338
Sinphar Pharmaceutical Co. Ltd.	1,134	1,124
Sitronix Technology Corp.	3,000	17,454
Siward Crystal Technology Co. Ltd.	3,000	1,977
Soft-World International Corp.	4,000	12,645
Solar Applied Materials Technology Corp.	1,000	1,846
Solomon Technology Corp.	2,000	8,529
Sonix Technology Co. Ltd.	1,000	1,088
Sporton International, Inc.	1,050	5,328
Sports Gear Co. Ltd.	1,000	3,642
St. Shine Optical Co. Ltd.	3,000	12,151
Standard Foods Corp.	21,000	20,419
Stark Technology, Inc.	4,000	19,458
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	26,672
Sunplus Innovation Technology, Inc.	2,053	8,060
Sunrex Technology Corp.	2,000	2,565
Supreme Electronics Co. Ltd.	28,843	63,978
Symtek Automation Asia Co. Ltd.	2,080	8,878

Syncmold Enterprise Corp.	5,000	10,773
Synnex Technology International Corp.	45,000	90,263
Systex Corp.	4,000	15,380
T3EX Global Holdings Corp.	1,000	2,136
TAI Roun Products Co. Ltd.	1,000	400
Taichung Commercial Bank Co. Ltd.	123,792	82,281
TaiDoc Technology Corp.	2,000	7,971
Taiflex Scientific Co. Ltd.	7,000	17,585
Tainan Spinning Co. Ltd.	31,000	13,705
Tai-Saw Technology Co. Ltd.	1,000	666
Taisun Enterprise Co. Ltd.	1,000	580
Taita Chemical Co. Ltd.	1,050	374
TAI-TECH Advanced Electronics Co. Ltd.	3,000	15,442
Taiwan Business Bank	190,931	96,492
Taiwan Cooperative Financial Holding Co. Ltd.	38,482	29,262
Taiwan Fire & Marine Insurance Co. Ltd.	13,300	22,600
Taiwan FU Hsing Industrial Co. Ltd.	9,600	16,460
Taiwan Glass Industry Corp.(2)	5,000	5,718
Taiwan High Speed Rail Corp.	43,000	38,313
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	41,729
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	9,989
Taiwan Mask Corp.(2)	7,000	8,193
Taiwan Mobile Co. Ltd.	3,000	10,330
Taiwan Navigation Co. Ltd.	4,000	3,961
Taiwan Paiho Ltd.	6,000	10,671
Taiwan PCB Techvest Co. Ltd.	6,000	6,389
Taiwan Sakura Corp.	4,000	10,792
Taiwan Secom Co. Ltd.	1,000	3,460
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	414,957
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,224	12,308,718
Taiwan Steel Union Co. Ltd.	1,000	3,525
Taiwan Styrene Monomer(2)	1,000	285
Taiwan Surface Mounting Technology Corp.	7,000	22,907
Taiwan TEA Corp.(2)	9,000	3,962
Taiwan Union Technology Corp.	6,000	84,618
Tatung Co. Ltd.	16,150	17,245
Tatung System Technologies, Inc.	4,520	10,786
TBI Motion Technology Co. Ltd.(2)	14,000	15,906
TCI Co. Ltd.(2)	3,000	11,150
Team Group, Inc.(2)	3,000	12,692
Teco Electric & Machinery Co. Ltd.	30,000	84,055
Test Research, Inc.	5,000	24,677
Tex-Ray Industrial Co. Ltd.(2)	1,000	223
Thinking Electronic Industrial Co. Ltd.	1,000	6,036
Thye Ming Industrial Co. Ltd.(2)	4,303	9,260
Ton Yi Industrial Corp.	17,000	10,165
Tong Hsing Electronic Industries Ltd.	3,770	15,190
Tong Yang Industry Co. Ltd.	7,000	21,624
Tong-Tai Machine & Tool Co. Ltd.(2)	15,000	15,076
Topco Scientific Co. Ltd.	6,086	58,739
Topkey Corp.	6,000	31,968
Topoint Technology Co. Ltd.	9,000	39,046
TPK Holding Co. Ltd.	14,000	18,652
Transcend Information, Inc.	6,000	35,105
Tripod Technology Corp.	25,000	244,486

TS Financial Holding Co. Ltd.	819,553	471,677
TS Financial Holding Co. Ltd., Preference Shares(2)	97,335	28,842
Tsann Kuen Enterprise Co. Ltd.	4,000	2,988
TSRC Corp.	13,000	6,425
TTY Biopharm Co. Ltd.	7,000	18,235
Tung Ho Steel Enterprise Corp.	12,000	26,088
Tung Thih Electronic Co. Ltd.	1,144	2,367
TXC Corp.	6,000	16,038
TYC Brother Industrial Co. Ltd.	7,000	10,904
Tycoons Group Enterprise(2)	702	186
Tyntek Corp.	1,000	517
TZE Shin International Co. Ltd.	1,100	530
UDE Corp.	4,000	13,377
Unimicron Technology Corp.	28,000	167,025
Union Bank of Taiwan	37,957	23,901
Uni-President Enterprises Corp.	108,000	263,529
Unitech Printed Circuit Board Corp.	21,000	16,371
United Microelectronics Corp.(1)	177,000	259,881
United Orthopedic Corp.	3,000	11,629
United Renewable Energy Co. Ltd.(2)	3,000	601
Univacco Technology, Inc.	6,000	8,823
Universal Cement Corp.	10,200	10,230
UPC Technology Corp.(2)	28,000	9,243
USI Corp.	15,000	5,240
Utechzone Co. Ltd.	1,000	2,908
UVAT Technology Co. Ltd.	3,000	5,571
Vanguard International Semiconductor Corp.	32,464	93,942
Ventec International Group Co. Ltd.	2,000	5,724
VIA Labs, Inc.	2,000	4,952
Visco Vision, Inc.	2,000	11,071
VisEra Technologies Co. Ltd.	3,000	25,249
Vizionfocus, Inc.	2,000	11,510
Voltronic Power Technology Corp.	1,000	37,100
Wafer Works Corp.(2)	14,000	12,830
Wah Lee Industrial Corp.	1,000	3,385
Walsin Lihwa Corp.	43,627	41,126
Walsin Technology Corp.	5,000	19,110
Walton Advanced Engineering, Inc.	1,000	1,182
Wan Hai Lines Ltd.	25,150	64,691
We & Win Development Co. Ltd.(2)	1,000	343
Weikeng Industrial Co. Ltd.	14,000	13,648
Win Semiconductors Corp.	8,000	36,590
Winbond Electronics Corp.(2)	75,228	139,664
Winmate, Inc.	2,000	9,323
Winstek Semiconductor Co. Ltd.	2,000	6,347
Wisdom Marine Lines Co. Ltd.	10,000	20,932
Wistron Corp.	88,000	406,793
WITS Corp.	2,131	8,574
Wiwynn Corp.	2,000	292,219
WNC Corp.	15,071	49,091
Wowprime Corp.	7,398	50,698
WPG Holdings Ltd.	7,000	15,258
WT Microelectronics Co. Ltd.	13,395	61,129
WUS Printed Circuit Co. Ltd.	7,000	26,634
XinTec, Inc.	4,000	18,565

Xxentria Technology Materials Corp.	5,450	6,537
Yageo Corp.	3,796	28,518
Yang Ming Marine Transport Corp.(1)	53,000	87,975
Yem Chio Co. Ltd.	2,040	884
Yeong Guan Energy Technology Group Co. Ltd.(2)	1,135	637
YFY, Inc.	26,000	22,916
Young Fast Optoelectronics Co. Ltd.	6,000	12,679
Youngtek Electronics Corp.	6,000	11,629
Yuanta Financial Holding Co. Ltd.	290,545	334,608
Yulon Finance Corp.	7,850	24,105
Yulon Motor Co. Ltd.	17,952	20,479
Zenitron Corp.	11,000	12,619
Zhen Ding Technology Holding Ltd.	23,000	106,912
Zippy Technology Corp.	12,000	19,131
Zyxel Group Corp.	6,898	8,003
		35,891,688
Thailand — 1.3%
AAPICO Hitech PCL, NVDR	10,400	3,976
Advanced Info Service PCL, NVDR	19,700	188,296
Advanced Information Technology PCL, NVDR	17,000	2,567
AEON Thana Sinsap Thailand PCL, NVDR	4,200	12,531
Airports of Thailand PCL, NVDR	48,700	65,986
Amata Corp. PCL, NVDR	50,800	26,397
AP Thailand PCL, NVDR	169,100	45,233
Asia Plus Group Holdings PCL, NVDR	12,400	794
Asset World Corp. PCL, NVDR	51,900	3,105
Bangkok Aviation Fuel Services PCL, NVDR	4,000	1,083
Bangkok Chain Hospital PCL, NVDR	49,300	15,260
Bangkok Dusit Medical Services PCL, NVDR	125,000	73,904
Bangkok Expressway & Metro PCL, NVDR	124,900	21,565
Bangkok Life Assurance PCL, NVDR	8,700	5,110
BCPG PCL, NVDR	59,300	13,213
BEC World PCL, NVDR	21,300	1,245
Berli Jucker PCL, NVDR	5,600	2,656
BTS Group Holdings PCL, NVDR(2)	96,300	7,740
Bumrungrad Hospital PCL, NVDR	16,100	84,941
Cal-Comp Electronics Thailand PCL, NVDR	372,300	53,720
Carabao Group PCL, NVDR	15,900	22,407
Central Pattana PCL, NVDR	47,500	79,213
Central Plaza Hotel PCL, NVDR	39,500	37,551
Central Retail Corp. PCL, NVDR	43,600	27,050
Charoen Pokphand Foods PCL, NVDR	37,500	23,686
Chularat Hospital PCL, NVDR	161,700	7,745
Com7 PCL, NVDR	38,600	26,336
Country Group Holdings PCL, NVDR(2)	32,800	510
CP ALL PCL, NVDR	26,700	35,965
CP Axtra PCL, NVDR	28,462	14,373
Delta Electronics Thailand PCL, NVDR	28,700	180,712
Ditto Thailand PCL, NVDR	3,580	1,226
Dohome PCL, NVDR	1,492	176
Eastern Water Resources Development & Management PCL, NVDR	1,400	84
Erawan Group PCL, NVDR	169,400	11,822
Forth Corp. PCL, NVDR(2)	1,500	317
G J Steel PCL, NVDR(2)	238,500	891
Gulf Development PCL, NVDR(2)	22,860	29,008

Gunkul Engineering PCL, NVDR	391,800	21,832
Hana Microelectronics PCL, NVDR	15,400	7,892
Home Product Center PCL, NVDR	253,100	50,472
Humanica PCL, NVDR	1,500	226
Indorama Ventures PCL, NVDR	28,000	13,437
Interlink Communication PCL, NVDR	6,900	978
Jasmine International PCL, NVDR(2)	4,424	188
Jaymart Group Holdings PCL, NVDR	28,900	6,442
JMT Network Services PCL, NVDR	4,700	1,260
Kasikornbank PCL, NVDR	13,500	78,285
KCE Electronics PCL, NVDR	29,900	19,414
KGI Securities Thailand PCL, NVDR	21,200	2,476
Kiatnakin Phatra Bank PCL, NVDR	15,000	29,965
Krung Thai Bank PCL, NVDR	67,200	57,485
Krungthai Card PCL, NVDR	19,800	16,807
Land & Houses PCL, NVDR	230,500	25,090
LPN Development PCL, NVDR	4,900	242
Major Cineplex Group PCL, NVDR	57,000	12,139
MBK PCL, NVDR	21,100	11,285
MC Group PCL, NVDR	18,400	6,178
MCS Steel PCL, NVDR	10,300	2,626
Mega Lifesciences PCL, NVDR	22,100	21,621
Minor International PCL, NVDR	138,500	94,897
MK Restaurants Group PCL, NVDR	12,500	8,354
Muangthai Capital PCL, NVDR	23,400	24,266
Origin Property PCL, NVDR	4,800	301
Osotspa PCL, NVDR	58,600	28,855
Plan B Media PCL, NVDR	112,500	13,779
Polyplex Thailand PCL, NVDR	5,900	1,476
POSCO-Thainox PCL, NVDR	14,600	168
Praram 9 Hospital PCL, NVDR	19,600	11,400
PRG Corp. PCL, NVDR	1,810	490
Pruksa Holding PCL, NVDR	31,500	3,699
Quality Houses PCL, NVDR	256,100	10,190
Rajthanee Hospital PCL, NVDR	5,900	2,182
Ramkhamhaeng Hospital PCL, NVDR	4,200	2,348
Ratchthani Leasing PCL, NVDR	68,270	3,691
S Hotels & Resorts PCL, NVDR	24,300	1,142
S Kijchai Enterprise PCL, R Shares, NVDR	11,000	2,207
Sabina PCL, NVDR	13,600	6,429
Samart Corp. PCL, NVDR	107,500	18,230
Sansiri PCL, NVDR	353,900	15,512
Sappe PCL, NVDR	4,000	4,077
SC Asset Corp. PCL, NVDR	44,500	2,173
SCB X PCL, NVDR	5,000	20,212
Sena Development PCL, NVDR	1,800	98
Sermsang Power Corp. Co. Ltd., NVDR	39,497	3,827
Siam Global House PCL, NVDR	49,387	10,082
SISB PCL, NVDR	9,400	3,657
Somboon Advance Technology PCL, NVDR	11,300	4,883
Sri Trang Agro-Industry PCL, NVDR	42,200	15,088
Srisawad Corp. PCL, NVDR	18,882	14,867
Srithai Superware PCL, NVDR	89,900	2,933
Stecon Group PCL, NVDR(2)	102,300	18,172
Stella X PCL, NVDR(2)	16,500	92

STP & I PCL, NVDR(2)	26,900	3,215
Supalai PCL, NVDR	62,500	32,836
Super Energy Corp. PCL, NVDR(2)	510,600	1,599
Tata Steel Thailand PCL, NVDR(2)	6,100	125
Thai Vegetable Oil PCL, NVDR	1,240	875
Thai Wah PCL, NVDR	17,900	1,657
Thaicom PCL, NVDR(2)	41,900	11,344
Thanachart Capital PCL, NVDR	5,400	9,145
TIDLOR Holdings PCL, NVDR	54,844	32,642
Tisco Financial Group PCL, NVDR	5,100	16,803
TKS Technologies PCL, NVDR	7,900	1,548
TMBThanachart Bank PCL, NVDR	552,300	33,160
TOA Paint Thailand PCL, NVDR	8,700	3,513
True Corp. PCL, NVDR	159,169	53,504
TTW PCL, NVDR	8,800	2,461
VGI PCL, NVDR	138,753	4,669
WHA Corp. PCL, NVDR	111,600	11,265
Workpoint Entertainment PCL, NVDR(2)	200	24
Xspring Capital PCL, NVDR(2)	19,300	264
		2,085,160
Turkey — 0.7%
Akbank TAS	52,011	79,350
Akfen Yenilenebilir Enerji AS(2)	40,264	15,984
Aksigorta AS(2)	7,090	1,111
Alarko Holding AS	3,850	8,511
Albaraka Turk Katilim Bankasi AS	127,302	23,894
Alkim Alkali Kimya AS	2,294	859
Anadolu Anonim Turk Sigorta Sirketi	43,656	23,112
Anadolu Efes Biracilik Ve Malt Sanayii AS	40,650	15,115
Anadolu Hayat Emeklilik AS	1,936	4,327
Aselsan Elektronik Sanayi Ve Ticaret AS	8,722	37,680
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	8,305	17,727
BIM Birlesik Magazalar AS	6,364	80,475
Bogazici Beton Sanayi Ve Ticaret AS	596	264
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	476	902
Bursa Cimento Fabrikasi AS	29,409	4,258
Cemas Dokum Sanayi AS(2)	39,306	4,480
Coca-Cola Icecek AS	11,120	13,455
Destek Finans Faktoring AS(1)(2)	1,526	31,493
Dogus Otomotiv Servis ve Ticaret AS	2,414	10,253
EGE Gubre Sanayii AS	377	845
EGE Seramik Sanayi ve Ticaret AS(2)	2,218	158
Enerjisa Enerji AS	2,296	4,332
Enerya Enerji AS	25,826	6,098
Esenboga Elektrik Uretim AS(2)	12,355	1,918
Europap Tezol Kagit Sanayi VE Ticaret AS	1,977	564
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	133,264	19,274
Fenerbahce Futbol AS(2)	805	203
Ford Otomotiv Sanayi AS	7,829	17,440
Galata Wind Enerji AS	2,740	1,478
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	7,694	11,375
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(2)	924	6,891
Goodyear Lastikleri TAS(2)	1,190	411
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	17,584	8,706
GSD Holding AS(2)	17,144	1,732

Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(2)	20,085	3,418
Is Finansal Kiralama AS(2)	9,497	4,247
Is Yatirim Menkul Degerler AS	23,172	21,793
Isiklar Enerji ve Yapi Holding AS(2)	39,033	53,332
Jantsa Jant Sanayi Ve Ticaret AS	1,061	487
Karsan Otomotiv Sanayii Ve Ticaret AS(2)	1,394	303
Konya Kagit Sanayi VE Ticaret AS(2)	1,770	563
Kordsa Teknik Tekstil AS(2)	348	403
Logo Yazilim Sanayi Ve Ticaret AS	5,380	19,321
Marmara Holding AS(2)	152,770	7,045
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	21,110	18,749
MLP Saglik Hizmetleri AS(2)	2,359	18,327
Naturel Yenilenebilir Enerji Ticaret AS	5,795	1,176
Netas Telekomunikasyon AS(2)	611	846
Parsan Makina Parcalari Sanayii AS(2)	96	190
Penta Teknoloji Urunleri Dagitim Ticaret AS(2)	734	233
Polisan Holding AS	38,416	14,599
Qua Granite Hayal(2)	13,408	1,057
Ral Yatirim Holding AS(2)	4,516	22,512
Sasa Polyester Sanayi AS(1)(2)	290,860	20,001
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	6,131	2,607
Sekerbank Turk AS	209,325	39,885
Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,254	10,089
Sok Marketler Ticaret AS(2)	9,023	9,776
TAB Gida Sanayi Ve Ticaret AS, Class A	2,125	10,802
TAV Havalimanlari Holding AS(2)	9,484	62,090
Tekfen Holding AS	6,942	11,109
Teknosa Ic Ve Dis Ticaret AS(2)	554	305
Tofas Turk Otomobil Fabrikasi AS	1,867	10,110
Turcas Holding AS	942	896
Turk Traktor ve Ziraat Makineleri AS	1,021	12,306
Turkcell Iletisim Hizmetleri AS, ADR	9,206	51,462
Turkiye Halk Bankasi AS(2)	13,239	11,114
Turkiye Is Bankasi AS, C Shares(1)	169,793	54,301
Turkiye Sigorta AS	55,020	15,692
Turkiye Sinai Kalkinma Bankasi AS(2)	64,155	19,435
Turkiye Vakiflar Bankasi TAO, D Shares(2)	50,512	34,260
Ulker Biskuvi Sanayi AS	7,483	19,531
Usak Seramik Sanayii AS(2)	233,484	16,041
Vakif Finansal Kiralama AS(2)	124,578	5,869
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,906	9,196
Vestel Beyaz Esya Sanayi ve Ticaret AS	22,519	4,453
Vestel Elektronik Sanayi ve Ticaret AS(2)	7,788	5,889
Yapi ve Kredi Bankasi AS(2)	84,785	70,515
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	3,211	1,780
Yunsa Yunlu Sanayi VE Ticare AS	14,664	2,880
		1,155,670
United Arab Emirates — 0.0%
Emaar Properties PJSC	5,304	19,217
United States — 0.2%
Coupang, Inc.(2)	9,265	260,902
TOTAL COMMON STOCKS (Cost $122,226,252)		162,798,226
RIGHTS — 0.0%
Brazil — 0.0%
Grupo Mateus SA(2)	186	1
Vulcabras SA(2)	272	348
		349

India — 0.0%
Allcargo Terminals Ltd.(2)	501	39
South Korea — 0.0%
Hanon Systems(2)	3,673	471
TOTAL RIGHTS (Cost $—)		859
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(2)	1,657	43
Malaysia — 0.0%
Berjaya Food Bhd.(2)	15,554	132
Eco World Development Group Bhd.(2)	360	88
Hengyuan Refining Co. Bhd.(2)	2,650	122
Supermax Corp. Bhd.(2)	3,768	114
Top Glove Corp. Bhd.(2)	1,600	60
VS Industry Bhd.(2)	15,360	37
		553
Thailand — 0.0%
Buriram Sugar PCL, NVDR(2)	950	1
Jasmine International PCL, NVDR(2)	2,212	23
Kiatnakin Phatra Bank PCL, NVDR(2)	450	15
Origin Property PCL, NVDR(2)	1,025	11
Roctec Global PCL, NVDR(2)	5,800	4
TEAM Consulting Engineering & Management PCL, NVDR(2)	3,120	16
		70
TOTAL WARRANTS (Cost $—)		666
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	243,816	243,816
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,063,824	4,063,824
TOTAL SHORT-TERM INVESTMENTS (Cost $4,307,640)		4,307,640
TOTAL INVESTMENT SECURITIES — 103.1% (Cost $126,533,892)		167,107,391
OTHER ASSETS AND LIABILITIES — (3.1)%		(5,083,433)
TOTAL NET ASSETS — 100.0%		$162,023,958

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.3%
Information Technology	25.8%
Consumer Discretionary	14.8%
Communication Services	8.5%
Industrials	8.5%
Health Care	4.6%
Materials	4.3%
Consumer Staples	3.7%
Real Estate	2.5%
Utilities	1.4%
Energy	0.1%
Short-Term Investments	2.6%
Other Assets and Liabilities	(3.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,879,052. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,114,376, which includes securities collateral of $2,050,552.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$3,411,401	$4,503,157	—
Chile	286,957	723,571	—
China	9,082,530	31,291,919	—
Colombia	83,807	212,725	—
India	2,254,811	28,784,722	—
Indonesia	389,796	1,965,214	—
Mexico	931,710	2,335,472	—
Peru	519,613	—	—
Philippines	27,702	792,249	—
South Africa	1,151,014	5,228,120	—
South Korea	1,378,074	21,009,408	—
Taiwan	12,741,244	23,150,444	—
Turkey	51,462	1,104,208	—
United States	260,902	—	—
Other Countries	—	9,125,994	—
Rights	—	859	—
Warrants	—	666	—
Short-Term Investments	4,307,640	—	—
	$36,878,663	$130,228,728	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.